UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22424

Global Macro Absolute Return Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 71.1%

Security		Principal Amount (000’s omitted)	Value

Angola — 0.7%
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	11,457	$11,933,840

Total Angola			$11,933,840

Argentina — 1.8%
Republic of Argentina, 8.28%, 12/31/33(2)(3)	USD	17,542	$16,076,137
Republic of Argentina, 8.75%, 5/7/24	USD	16,443	16,336,005

Total Argentina			$32,412,142

Bangladesh — 2.3%
Bangladesh Treasury Bond, 8.50%, 12/7/16	BDT	159,400	$2,055,028
Bangladesh Treasury Bond, 8.75%, 5/7/16	BDT	152,900	1,976,615
Bangladesh Treasury Bond, 8.80%, 6/4/16	BDT	198,500	2,567,172
Bangladesh Treasury Bond, 10.10%, 6/11/19	BDT	304,200	4,045,088
Bangladesh Treasury Bond, 11.45%, 6/6/17	BDT	377,200	5,126,704
Bangladesh Treasury Bond, 11.48%, 7/4/17	BDT	64,600	879,856
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	55,900	762,869
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	173,600	2,378,767
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	92,100	1,263,484
Bangladesh Treasury Bond, 11.55%, 9/5/17	BDT	395,800	5,409,006
Bangladesh Treasury Bond, 11.62%, 1/2/18	BDT	58,700	808,051
Bangladesh Treasury Bond, 11.70%, 4/3/18	BDT	399,800	5,530,725
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	231,600	3,199,610
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	83,300	1,156,979
Bangladesh Treasury Bond, 11.75%, 7/10/18	BDT	73,600	1,017,292
Bangladesh Treasury Bond, 11.78%, 10/9/18	BDT	34,700	483,935
Bangladesh Treasury Bond, 11.82%, 3/6/18	BDT	189,300	2,622,360

Total Bangladesh			$41,283,541

Barbados — 1.0%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	17,612	$15,410,500
Barbados Government International Bond, 6.625%, 12/5/35(4)	USD	2,715	2,375,625

Total Barbados			$17,786,125

Belarus — 0.2%
Republic of Belarus, 8.95%, 1/26/18(1)	USD	3,112	$2,884,824

Total Belarus			$2,884,824

Security		Principal Amount (000’s omitted)	Value

Colombia — 0.4%
Republic of Colombia, 5.00%, 6/15/45	USD	7,360	$7,470,400

Total Colombia			$7,470,400

Cyprus — 2.0%
Republic of Cyprus, 3.75%, 11/1/15(1)(4)	EUR	18,273	$20,538,354
Republic of Cyprus, 4.625%, 2/3/20(1)(4)	EUR	7,387	8,846,076
Republic of Cyprus, 4.75%, 6/25/19(1)	EUR	4,346	5,160,500

Total Cyprus			$34,544,930

Dominican Republic — 2.2%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(4)	DOP	119,220	$2,816,524
Dominican Republic International Bond, 5.50%, 1/27/25(4)	USD	7,375	7,651,563
Dominican Republic International Bond, 11.50%, 5/10/24(4)	DOP	168,000	4,051,048
Dominican Republic International Bond, 14.00%, 4/30/21(4)	DOP	67,400	1,736,257
Dominican Republic International Bond, 14.50%, 2/10/23(1)	DOP	209,400	5,598,488
Dominican Republic International Bond, 14.50%, 2/10/23(4)	DOP	18,100	483,919
Dominican Republic International Bond, 15.95%, 6/4/21(4)	DOP	102,000	2,911,684
Dominican Republic International Bond, 18.50%, 2/4/28(1)	DOP	412,200	13,197,208
Dominican Republic International Bond, 18.50%, 2/4/28(4)	DOP	8,200	262,535

Total Dominican Republic			$38,709,226

Ecuador — 9.2%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	68,770	$67,394,600
Republic of Ecuador, 7.95%, 6/20/24(4)	USD	20,283	19,877,340
Republic of Ecuador, 9.375%, 12/15/15(1)	USD	44,601	45,604,522
Republic of Ecuador, 10.50%, 3/24/20(4)	USD	27,110	29,446,882

Total Ecuador			$162,323,344

Greece — 0.6%
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/23(1)(5)	EUR	898	$599,883
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/24(1)(5)	EUR	898	597,166
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/25(1)(5)	EUR	898	587,765

16	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Greece (continued)
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/26(1)(5)	EUR	898	$564,656
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/27(1)(5)	EUR	898	555,074
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/28(1)(5)	EUR	898	547,966
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/29(1)(5)	EUR	898	548,868
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/30(1)(5)	EUR	898	546,791
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/31(1)(5)	EUR	898	546,831
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/32(1)(5)	EUR	898	552,699
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/33(1)(5)	EUR	898	546,952
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/34(1)(5)	EUR	898	546,894
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/35(1)(5)	EUR	898	546,922
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/36(1)(5)	EUR	898	547,557
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/37(1)(5)	EUR	898	548,880
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/38(1)(5)	EUR	898	546,887
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/39(1)(5)	EUR	898	548,499
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/40(1)(5)	EUR	898	547,335
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/41(1)(5)	EUR	898	545,878
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/42(1)(5)	EUR	898	546,892

Total Greece			$11,120,395

Iceland — 2.1%
Republic of Iceland, 6.25%, 2/5/20	ISK	1,011,710	$5,553,013
Republic of Iceland, 6.50%, 1/24/31	ISK	355,681	1,867,188
Republic of Iceland, 7.25%, 10/26/22	ISK	1,656,565	9,433,307
Republic of Iceland, 8.00%, 6/12/25	ISK	1,168,314	6,958,322
Republic of Iceland, 8.75%, 2/26/19	ISK	2,104,092	12,603,651

Total Iceland			$36,415,481

India — 1.7%
India Government Bond, 7.16%, 5/20/23	INR	778,110	$11,787,665
India Government Bond, 8.12%, 12/10/20	INR	1,096,550	17,487,137

Total India			$29,274,802

Security		Principal Amount (000’s omitted)	Value

Iraq — 1.6%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	32,687	$28,355,972

Total Iraq			$28,355,972

Ivory Coast — 0.9%
Ivory Coast, 6.375%, 3/3/28(3)(4)	USD	15,800	$15,918,500

Total Ivory Coast			$15,918,500

Kenya — 1.1%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	394,300	$4,123,228
Kenya Treasury Bond, 11.855%, 5/22/17	KES	81,200	886,290
Republic of Kenya, 6.875%, 6/24/24(1)	USD	14,312	15,170,720

Total Kenya			$20,180,238

Lebanon — 2.9%
Lebanese Republic, 8.50%, 8/6/15	USD	750	$759,375
Lebanese Republic, 8.50%, 1/19/16(1)	USD	27,730	28,658,955
Lebanon Treasury Note, 6.50%, 5/14/15	LBP	9,468,480	6,286,970
Lebanon Treasury Note, 6.50%, 5/28/15	LBP	6,680,680	4,438,339
Lebanon Treasury Note, 6.50%, 6/25/15	LBP	8,595,650	5,716,264
Lebanon Treasury Note, 6.50%, 12/10/15	LBP	6,484,640	4,347,916

Total Lebanon			$50,207,819

Macedonia — 3.0%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	12,090	$13,846,760
Republic of Macedonia, 3.975%, 7/24/21(4)	EUR	33,173	38,178,762

Total Macedonia			$52,025,522

Mozambique — 0.6%
Republic of Mozambique, 6.305%, 9/11/20(1)	USD	10,565	$10,348,417

Total Mozambique			$10,348,417

New Zealand — 2.1%
New Zealand Government Bond, 2.00%, 9/20/25(1)(6)	NZD	11,436	$8,639,429
New Zealand Government Bond, 3.00%, 9/20/30(1)(6)	NZD	32,531	28,059,938

Total New Zealand			$36,699,367

Nigeria — 0.6%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	9,995	$10,278,758

Total Nigeria			$10,278,758

17	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Pakistan — 3.0%
Islamic Republic of Pakistan, 6.875%, 6/1/17(1)	USD	4,316	$4,542,590
Islamic Republic of Pakistan, 7.125%, 3/31/16(1)	USD	3,216	3,320,520
Islamic Republic of Pakistan, 7.25%, 4/15/19(4)	USD	9,409	9,968,036
Islamic Republic of Pakistan, 8.25%, 4/15/24(1)	USD	25,305	27,708,975
Islamic Republic of Pakistan, 8.25%, 4/15/24(4)	USD	6,666	7,299,270

Total Pakistan			$52,839,391

Philippines — 0.8%
Republic of the Philippines, 6.25%, 1/14/36	PHP	529,000	$13,858,957

Total Philippines			$13,858,957

Rwanda — 1.0%
Republic of Rwanda, 6.625%, 5/2/23(1)(3)	USD	17,778	$18,183,303

Total Rwanda			$18,183,303

Serbia — 7.1%
Serbia Treasury Bond, 10.00%, 1/30/16	RSD	1,825,940	$17,354,934
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	1,139,950	10,848,315
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	216,400	2,077,885
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	1,566,080	15,096,535
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	1,573,120	15,182,179
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	717,870	6,963,876
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	212,970	2,067,866
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	1,465,610	13,802,092
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	4,167,590	38,773,359
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	387,310	3,679,787

Total Serbia			$125,846,828

Slovenia — 3.3%
Republic of Slovenia, 5.125%, 3/30/26(1)	EUR	12,649	$19,582,998
Republic of Slovenia, 5.50%, 10/26/22(1)	USD	13,090	15,154,162
Republic of Slovenia, 5.85%, 5/10/23(4)	USD	19,955	23,739,266

Total Slovenia			$58,476,426

Sri Lanka — 4.9%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	17,349	$17,817,423
Republic of Sri Lanka, 6.00%, 1/14/19(1)	USD	2,530	2,618,550
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	5,972	6,240,740
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	5,770	6,000,800
Sri Lanka Government Bond, 6.50%, 7/15/15	LKR	75,470	566,260
Sri Lanka Government Bond, 8.00%, 9/1/16	LKR	1,685,340	12,801,169
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	65,470	506,802

Security		Principal Amount (000’s omitted)	Value

Sri Lanka (continued)
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	949,560	$7,746,347
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	192,070	1,612,503
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	960,940	8,243,532
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	2,479,030	21,322,717

Total Sri Lanka			$85,476,843

Tanzania — 1.7%
United Republic of Tanzania, 6.397%, 3/9/20(1)(7)	USD	29,790	$30,758,175

Total Tanzania			$30,758,175

Thailand — 1.5%
Kingdom of Thailand, 1.25%, 3/12/28(1)(6)	THB	919,424	$25,634,116

Total Thailand			$25,634,116

Turkey — 3.1%
Turkey Government Bond, 2.00%, 10/26/22(6)	TRY	2,438	$888,900
Turkey Government Bond, 3.00%, 1/6/21(6)	TRY	62,013	24,061,883
Turkey Government Bond, 3.00%, 7/21/21(6)	TRY	37,662	14,634,273
Turkey Government Bond, 3.00%, 2/23/22(6)	TRY	18,249	7,104,571
Turkey Government Bond, 4.00%, 4/1/20(6)	TRY	17,337	7,012,319

Total Turkey			$53,701,946

Uganda — 0.0%(8)
Uganda Government Bond, 13.25%, 11/5/15	UGX	1,357,800	$452,046

Total Uganda			$452,046

Uruguay — 1.3%
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	38,915	$1,419,714
Monetary Regulation Bill, 0.00%, 10/8/15	UYU	72,680	2,605,436
Monetary Regulation Bill, 0.00%, 11/26/15	UYU	48,701	1,715,219
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	6,000	207,612
Monetary Regulation Bill, 0.00%, 4/21/16	UYU	55,956	1,870,089
Monetary Regulation Bill, 0.00%, 7/28/16	UYU	23,630	764,912
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(6)	UYU	88,361	3,196,284
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(6)	UYU	116,572	4,240,874
Uruguay Notas Del Tesoro, 4.00%, 6/14/15(6)	UYU	99,971	3,794,702
Uruguay Notas Del Tesoro, 4.25%, 1/5/17(6)	UYU	101,288	3,820,292

Total Uruguay			$23,635,134

Venezuela — 5.0%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)(3)	USD	61,712	$52,763,760
Bolivarian Republic of Venezuela, 9.25%, 9/15/27(3)	USD	36,614	18,215,465
Bolivarian Republic of Venezuela, 11.95%, 8/5/31(1)	USD	34,552	17,707,900

Total Venezuela			$88,687,125

18	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Zambia — 1.4%
Republic of Zambia, 8.50%, 4/14/24(4)	USD	22,208	$24,095,569

Total Zambia			$24,095,569

Total Foreign Government Bonds (identified cost $1,284,521,380)			$1,251,819,502

Foreign Corporate Bonds — 5.1%

Security		Principal Amount (000’s omitted)	Value

Azerbaijan — 0.4%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(7)	USD	7,200	$6,948,000

Total Azerbaijan			$6,948,000

Georgia — 1.0%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	15,830	$16,668,990

Total Georgia			$16,668,990

India — 3.3%
Export-Import Bank of India, 8.15%, 3/5/25	INR	115,000	$1,812,139
Export-Import Bank of India, 8.87%, 10/30/29	INR	390,000	6,516,936
Food Corp. of India, 9.95%, 3/7/22	INR	500,000	8,626,450
Mahanagar Telephone Nigam, Ltd., 8.24%, 11/19/24	INR	113,000	1,812,910
Mahanagar Telephone Nigam, Ltd., 8.29%, 11/28/24	INR	400,000	6,455,798
NTPC, Ltd., 8.84%, 10/4/22	INR	200,000	3,241,294
NTPC, Ltd., 9.17%, 9/22/24	INR	290,000	4,846,470
Power Finance Corp., Ltd., 8.98%, 10/8/24	INR	300,000	4,917,541
Power Finance Corp., Ltd., 9.32%, 9/17/19	INR	400,000	6,497,108
Power Grid Corp. of India, Ltd., 8.93%, 10/20/26	INR	150,000	2,478,975
Power Grid Corp. of India, Ltd., 8.93%, 10/20/28	INR	150,000	2,502,998
Rural Electrification Corp., Ltd., 8.27%, 2/6/25	INR	100,000	1,567,212
Rural Electrification Corp., Ltd., 9.04%, 10/12/19	INR	400,000	6,444,201

Total India			$57,720,032

Russia — 0.4%
Gazprom OAO Via Gaz Capital SA, 4.30%, 11/12/15(4)	USD	7,550	$7,568,497

Total Russia			$7,568,497

Total Foreign Corporate Bonds (identified cost $89,423,597)			$88,905,519

Sovereign Loans — 0.2%

Borrower	Principal Amount (000’s omitted)	Value

Ethiopia — 0.2%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 3.45%, Maturing August 1, 2021(9)(10)(11)(12)	$3,300	$3,225,294

Total Ethiopia		$3,225,294

Total Sovereign Loans (identified cost $2,994,833)		$3,225,294

Collateralized Mortgage Obligations — 0.9%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2770, (Interest Only), Class SH, 6.919%, 3/15/34(13)(14)	$3,767	$809,590
Series 3572, (Interest Only), Class JS, 6.619%, 9/15/39(13)(14)	7,067	1,113,087
Series 3586, (Interest Only), Class GS, 6.069%, 10/15/39(13)(14)	7,875	1,266,985

		$3,189,662

Federal National Mortgage Association:
Series 2005-85, (Interest Only), Class SC, 6.319%, 10/25/35(13)(14)	$11,379	$1,777,832
Series 2006-56, (Interest Only), Class CS, 7.029%, 7/25/36(13)(14)	5,296	1,152,368
Series 2006-72, (Interest Only), Class GI, 6.399%, 8/25/36(13)(14)	17,408	2,954,992
Series 2006-96, (Interest Only), Class SM, 7.069%, 10/25/36(13)(14)	11,785	2,101,986
Series 2007-36, (Interest Only), Class SG, 6.419%, 4/25/37(13)(14)	7,956	1,259,537
Series 2010-67, (Interest Only), Class BI, 5.50%, 6/25/25(14)	3,937	264,433
Series 2010-109, (Interest Only), Class PS, 6.419%, 10/25/40(13)(14)	9,709	1,833,216
Series 2010-147, (Interest Only), Class KS, 5.769%, 1/25/41(13)(14)	8,081	1,129,758

		$12,474,122

Total Collateralized Mortgage Obligations (identified cost $13,282,526)		$15,663,784

19	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Common Stocks — 1.7%

Security	Shares	Value

Germany — 0.6%
Deutsche Annington Immobilien SE	146,755	$4,925,848
Deutsche Wohnen AG	195,793	5,135,585

Total Germany		$10,061,433

Singapore — 0.6%
Yoma Strategic Holdings, Ltd.(15)	25,949,666	$9,970,128

Total Singapore		$9,970,128

Sri Lanka — 0.4%
Commercial Bank of Ceylon PLC	969,961	$1,250,658
Dialog Axiata PLC	13,452,300	1,160,047
Hatton National Bank PLC (Non-Voting)	481,827	833,515
John Keells Holdings PLC	3,194,174	4,931,024

Total Sri Lanka		$8,175,244

United Kingdom — 0.1%
Genel Energy PLC(15)	212,615	$2,044,433

Total United Kingdom		$2,044,433

Total Common Stocks (identified cost $31,391,859)		$30,251,238

Investment Funds — 0.5%

Security	Shares	Value
Fondul Proprietatea SA	40,343,321	$9,222,209

Total Investment Funds (identified cost $10,062,767)		$9,222,209

Currency Put Options Purchased — 3.3%

Description	Counter- party	Principal Amount of Contracts (000’s omitted)		Strike Price		Expira- tion Date	Value

British Pound Sterling	BNP Paribas	GBP	8,583	USD	1.52	11/10/15	$307,729
British Pound Sterling	Goldman Sachs International	GBP	35,143	USD	1.52	11/10/15	1,260,024
Euro	Citibank, N.A.	EUR	56,078	USD	1.15	7/30/15	2,183,244
Euro	Citibank, N.A.	EUR	48,796	USD	1.21	7/30/15	4,283,747
Euro	Citibank, N.A.	EUR	36,166	USD	1.30	7/30/15	6,269,180

Description	Counter- party	Principal Amount of Contracts (000’s omitted)		Strike Price		Expira- tion Date	Value
Euro	Citibank, N.A.	EUR	34,824	USD	1.35	7/30/15	$7,773,126
Euro	Deutsche Bank AG	EUR	46,612	USD	1.10	11/1/16	1,867,106
Euro	Deutsche Bank AG	EUR	42,731	USD	1.18	11/1/16	3,269,125
Euro	Deutsche Bank AG	EUR	35,584	USD	1.28	11/1/16	5,183,069
Euro	Goldman Sachs International	EUR	43,087	USD	1.19	10/29/19	3,739,289
Euro	Goldman Sachs International	EUR	32,996	USD	1.38	10/29/19	6,366,772
Japanese Yen	Citibank, N.A.	JPY	2,497,845	JPY	105.00	6/22/15	2,857,059
Japanese Yen	Deutsche Bank AG	JPY	4,995,795	JPY	105.00	6/22/15	5,714,238
Japanese Yen	Goldman Sachs International	JPY	2,451,855	JPY	105.00	6/22/15	2,804,455
Japanese Yen	Goldman Sachs International	JPY	3,665,410	JPY	110.00	6/22/15	2,602,984
Japanese Yen	Goldman Sachs International	JPY	2,777,520	JPY	120.00	11/11/15	512,846
Japanese Yen	JPMorgan Chase Bank, N.A.	JPY	3,212,880	JPY	120.00	11/11/15	593,231
Yuan Renminbi Offshore	Bank of America, N.A.	CNH	217,369	CNH	6.30	5/14/15	13,481
Yuan Renminbi Offshore	Goldman Sachs International	CNH	198,431	CNH	6.30	5/14/15	14,767

Total Currency Put Options Purchased (identified cost $26,494,602)							$57,615,472

Call Options Purchased — 0.4%

Description	Counter- party	Number of Contracts	Strike Price		Expiration Date	Value

Nikkei 225 Index	Goldman Sachs International	221	JPY	16,000.00	5/13/16	$6,957,639
SGX CNX Nifty Index	Citibank, N.A.	1,145	INR	9,000.00	9/24/15	235,183

Total Call Options Purchased (identified cost $2,736,696)						$7,192,822

20	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 19.1%

Foreign Government Securities — 5.9%

Security		Principal Amount (000’s omitted)	Value

Iceland — 0.2%
Iceland Treasury Bill, 0.00%, 7/15/15	ISK	258,560	$1,424,898
Iceland Treasury Bill, 0.00%, 10/15/15	ISK	222,650	1,212,757

Total Iceland			$2,637,655

Lebanon — 2.8%
Lebanon Treasury Bill, 0.00%, 5/21/15	LBP	2,655,700	$1,758,949
Lebanon Treasury Bill, 0.00%, 6/4/15	LBP	4,721,900	3,121,344
Lebanon Treasury Bill, 0.00%, 6/11/15	LBP	2,045,200	1,350,728
Lebanon Treasury Bill, 0.00%, 7/2/15	LBP	5,696,000	3,750,513
Lebanon Treasury Bill, 0.00%, 7/9/15	LBP	9,058,300	5,959,297
Lebanon Treasury Bill, 0.00%, 7/23/15	LBP	4,710,200	3,092,505
Lebanon Treasury Bill, 0.00%, 8/6/15	LBP	4,069,540	2,666,744
Lebanon Treasury Bill, 0.00%, 1/14/16	LBP	28,502,800	18,276,605
Lebanon Treasury Bill, 0.00%, 1/28/16	LBP	10,978,760	7,024,147
Lebanon Treasury Bill, 0.00%, 2/11/16	LBP	4,000,000	2,553,335

Total Lebanon			$49,554,167

Sri Lanka — 2.7%
Sri Lanka Treasury Bill, 0.00%, 5/8/15	LKR	166,900	$1,251,876
Sri Lanka Treasury Bill, 0.00%, 6/12/15	LKR	230,000	1,715,058
Sri Lanka Treasury Bill, 0.00%, 6/26/15	LKR	215,470	1,602,915
Sri Lanka Treasury Bill, 0.00%, 7/3/15	LKR	610,000	4,532,510
Sri Lanka Treasury Bill, 0.00%, 7/10/15	LKR	2,566,420	19,047,220
Sri Lanka Treasury Bill, 0.00%, 11/27/15	LKR	313,250	2,269,260
Sri Lanka Treasury Bill, 0.00%, 12/18/15	LKR	117,170	845,649
Sri Lanka Treasury Bill, 0.00%, 12/25/15	LKR	128,570	926,810
Sri Lanka Treasury Bill, 0.00%, 1/1/16	LKR	92,650	667,074
Sri Lanka Treasury Bill, 0.00%, 1/8/16	LKR	122,300	879,481
Sri Lanka Treasury Bill, 0.00%, 1/15/16	LKR	1,068,360	7,673,355
Sri Lanka Treasury Bill, 0.00%, 1/29/16	LKR	187,570	1,343,892
Sri Lanka Treasury Bill, 0.00%, 2/19/16	LKR	16,650	118,858
Sri Lanka Treasury Bill, 0.00%, 2/26/16	LKR	518,270	3,695,225
Sri Lanka Treasury Bill, 0.00%, 3/4/16	LKR	16,830	119,851
Sri Lanka Treasury Bill, 0.00%, 3/11/16	LKR	125,860	895,207

Total Sri Lanka			$47,584,241

Uganda — 0.2%
Uganda Treasury Bill, 0.00%, 5/14/15	UGX	4,341,300	$1,445,328
Uganda Treasury Bill, 0.00%, 5/28/15	UGX	1,977,100	654,933
Uganda Treasury Bill, 0.00%, 6/11/15	UGX	3,378,300	1,113,473

Security		Principal Amount (000’s omitted)	Value

Uganda (continued)
Uganda Treasury Bill, 0.00%, 9/3/15	UGX	1,000,000	$319,003
Uganda Treasury Bill, 0.00%, 9/17/15	UGX	1,191,200	377,702

Total Uganda			$3,910,439

Uruguay — 0.0%(8)
Monetary Regulation Bill, 0.00%, 6/22/15	UYU	6,410	$238,759
Monetary Regulation Bill, 0.00%, 8/14/15	UYU	6,493	237,053

Total Uruguay			$475,812

Total Foreign Government Securities (identified cost $105,062,077)			$104,162,314

U.S. Treasury Obligations — 1.4%

Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 5/14/15(16)		$10,000	$10,000,000
U.S. Treasury Bill, 0.00%, 6/18/15(16)		15,000	15,000,345

Total U.S. Treasury Obligations (identified cost $25,000,018)			$25,000,345

Repurchase Agreements — 0.3%

Description		Principal Amount (000’s omitted)	Value

Bank of America, N.A.:
Dated 4/20/15 with a maturity date of 5/6/15, an interest rate of 0.25% payable by the Portfolio and repurchase proceeds of EUR 5,010,330, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $5,423,066.	EUR	5,011	$5,626,395

Total Repurchase Agreements (identified cost $5,380,113)			$5,626,395

21	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Other — 11.5%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.17%(17)	$201,292	$201,291,580

Total Other (identified cost $201,291,580)		$201,291,580

Total Short-Term Investments (identified cost $336,733,788)		$336,080,634

Total Investments — 102.3% (identified cost $1,797,642,048)		$1,799,976,474

Less Unfunded Loan Commitments — (0.0)%(8)		$(602,876)

Net Investments — 102.3% (identified cost $1,797,039,172)		$1,799,373,598

Currency Put Options Written — (2.9)%

Description	Counter- party	Principal Amount of Contracts (000’s omitted)		Strike Price		Expira- tion Date	Value

British Pound Sterling	BNP Paribas	GBP	8,583	USD	1.52	11/10/15	$(307,729)
British Pound Sterling	Goldman Sachs International	GBP	35,143	USD	1.52	11/10/15	(1,260,024)
Euro	Citibank, N.A.	EUR	56,078	USD	1.15	7/30/15	(2,183,244)
Euro	Citibank, N.A.	EUR	48,796	USD	1.21	7/30/15	(4,283,747)
Euro	Citibank, N.A.	EUR	36,166	USD	1.30	7/30/15	(6,269,180)
Euro	Citibank, N.A.	EUR	34,824	USD	1.35	7/30/15	(7,773,126)
Euro	Deutsche Bank AG	EUR	42,731	USD	1.18	11/1/16	(3,269,125)
Euro	Deutsche Bank AG	EUR	35,584	USD	1.28	11/1/16	(5,183,069)
Euro	Goldman Sachs International	EUR	32,996	USD	1.38	10/29/19	(6,366,772)
Japanese Yen	Deutsche Bank AG	JPY	4,995,795	JPY	105.00	6/22/15	(5,714,238)
Japanese Yen	Goldman Sachs International	JPY	4,949,700	JPY	105.00	6/22/15	(5,661,514)

Description	Counter- party	Principal Amount of Contracts (000’s omitted)		Strike Price		Expira- tion Date	Value
Japanese Yen	Goldman Sachs International	JPY	3,655,410	JPY	110.00	6/22/15	$(2,602,984)
Yuan Renminbi Offshore	Deutsche Bank AG	CNH	415,800	CNH	6.30	5/14/15	(28,248)

Total Currency Put Options Written (premiums received $31,646,099)							$(50,903,000)

Call Options Written — (0.4)%

Description	Counter- party	Number of Contracts		Strike Price		Expira- tion Date	Value
Nikkei 225 Index	Goldman Sachs International		221	JPY	16,000.00	5/13/16	$(6,957,639)

Total Call Options Written (premiums received $4,319,740)							$(6,957,639)

Other Assets, Less Liabilities — 1.0%							$18,426,882

Net Assets — 100.0%							$1,759,939,841

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BDT	–	Bangladesh Taka
CNH	–	Yuan Renminbi Offshore
DOP	–	Dominican Peso
EUR	–	Euro
GBP	–	British Pound Sterling
INR	–	Indian Rupee
ISK	–	Icelandic Krona
JPY	–	Japanese Yen
KES	–	Kenyan Shilling
LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
NZD	–	New Zealand Dollar
PHP	–	Philippine Peso
RSD	–	Serbian Dinar
THB	–	Thai Baht
TRY	–	New Turkish Lira
UGX	–	Ugandan Shilling
USD	–	United States Dollar
UYU	–	Uruguayan Peso

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the

22	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2015, the aggregate value of these securities is $622,699,258 or 35.4% of the Portfolio’s net assets.

(2)	Defaulted security.

(3)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(4)	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2015, the aggregate value of these securities is $227,765,707 or 12.9% of the Portfolio’s net assets.

(5)	Multi-step coupon bond. Interest rate represents the rate in effect at April 30, 2015.

(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(7)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2015.

(8)	Amount is less than 0.05% or (0.05)%, as applicable.

(9)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(10)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(11)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents a weighted average rate at April 30, 2015.

(12)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(13)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2015.

(14)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(15)	Non-income producing.

(16)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(17)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015.

Securities Sold Short — (0.3)%

Foreign Government Bonds — (0.3)%

Security		Principal Amount (000’s omitted)	Value

Spain — (0.3)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(4,000)	$(5,267,406)

Total Spain			$(5,267,406)

Total Foreign Government Bonds (proceeds $5,071,385)			$(5,267,406)

Total Securities Sold Short (proceeds $5,071,385)			$(5,267,406)

EUR	–	Euro

23	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Unaffiliated investments, at value (identified cost, $1,595,747,592)	$1,598,082,018
Affiliated investment, at value (identified cost, $201,291,580)	201,291,580
Cash	5,965,746
Restricted cash*	45,915,614
Foreign currency, at value (identified cost, $5,895,995)	5,895,566
Interest receivable	32,391,957
Interest receivable from affiliated investment	19,555
Receivable for investments sold	7,306,784
Receivable for premiums on written options	1,466,151
Receivable for variation margin on open centrally cleared swap contracts	89,282
Receivable for open forward commodity contracts	61,939
Receivable for open forward foreign currency exchange contracts	23,179,684
Receivable for open swap contracts	51,478,731
Receivable for closed swap contracts	704,173
Premium paid on open non-centrally cleared swap contracts	31,805,789
Receivable for open non-deliverable bond forward contracts	1,357,318
Tax reclaims receivable	23,027
Total assets	$2,007,034,914

Liabilities
Cash collateral due to brokers	$32,969,622
Payable for reverse repurchase agreements	50,164,875
Written options outstanding, at value (premiums received, $35,965,839)	57,860,639
Payable for investments purchased	15,088,778
Payable for securities sold short, at value (proceeds, $5,071,385)	5,267,406
Payable for variation margin on open futures contracts	949,195
Payable for open forward foreign currency exchange contracts	47,764,748
Payable for open swap contracts	27,787,036
Premium received on open non-centrally cleared swap contracts	7,097,780
Payable to affiliates:
Investment adviser fee	1,363,352
Trustees’ fees	5,780
Interest payable on securities sold short	167,158
Accrued foreign capital gains taxes	325,361
Accrued expenses and other liabilities	283,343
Total liabilities	$247,095,073
Net Assets applicable to investors’ interest in Portfolio	$1,759,939,841

Sources of Net Assets
Investors’ capital	$1,783,120,834
Net unrealized depreciation	(23,180,993)
Total	$1,759,939,841

*	Represents restricted cash on deposit at the custodian and brokers for open derivative contracts.

24	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Interest (net of foreign taxes, $1,575,724)	$53,832,804
Dividends (net of foreign taxes, $5,249)	90,112
Interest allocated from affiliated investment	91,884
Expenses allocated from affiliated investment	(9,842)
Total investment income	$54,004,958

Expenses
Investment adviser fee	$7,803,053
Trustees’ fees and expenses	34,000
Custodian fee	1,011,600
Legal and accounting services	127,015
Interest expense and fees	72,517
Interest expense on securities sold short	132,633
Miscellaneous	92,924
Total expenses	$9,273,742
Deduct —
Reduction of custodian fee	$615
Total expense reductions	$615

Net expenses	$9,273,127

Net investment income	$44,731,831

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $555,901)	$(22,657,985)
Investment transactions allocated from affiliated investment	160
Written options	16,181,280
Futures contracts	(16,278,377)
Swap contracts	(5,639,599)
Forward commodity contracts	1,189,320
Foreign currency and forward foreign currency exchange contract transactions	108,787,991
Non-deliverable bond forward contracts	1,380,425
Net realized gain	$82,963,215
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $325,361)	$(840,014)
Written options	(18,733,741)
Securities sold short	599,891
Futures contracts	(3,610,831)
Swap contracts	15,930,594
Forward commodity contracts	(1,326,336)
Foreign currency and forward foreign currency exchange contracts	(55,945,888)
Non-deliverable bond forward contracts	1,357,318
Net change in unrealized appreciation (depreciation)	$(62,569,007)

Net realized and unrealized gain	$20,394,208

Net increase in net assets from operations	$65,126,039

25	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$44,731,831	$73,908,978
Net realized gain (loss) from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contract transactions and non-deliverable bond forward contracts	82,963,215	(32,763,293)
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	(62,569,007)	68,563,838
Net increase in net assets from operations	$65,126,039	$109,709,523
Capital transactions —
Contributions	$266,256,593	$329,314,761
Withdrawals	(81,596,761)	(660,500,102)
Net increase (decrease) in net assets from capital transactions	$184,659,832	$(331,185,341)

Net increase (decrease) in net assets	$249,785,871	$(221,475,818)

Net Assets
At beginning of period	$1,510,153,970	$1,731,629,788
At end of period	$1,759,939,841	$1,510,153,970

26	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Consolidated Supplementary Data

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,								Period Ended October 31, 2010(1)
Ratios/Supplemental Data			2014		2013		2012		2011
Ratios (as a percentage of average daily net assets):
Expenses(2)	1.14	%(3)(4)	1.28	%(4)	1.53	%(4)	1.62	%(4)	1.42	%(4)	1.47	%(3)
Net investment income	5.47	%(3)	4.58%		3.41%		4.28%		2.10%		1.30	%(3)
Portfolio Turnover	27	%(5)	116%		65%		91%		50%		7	%(5)

Total Return	4.14	%(5)	6.99%		(1.50)%		5.20%		0.45%		0.63	%(5)
Net assets, end of period (000’s omitted)	$1,759,940		$1,510,154		$1,731,630		$1,187,465		$1,065,743		$182,405

(1)	For the period from the start of business, August 31, 2010, to October 31, 2010.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Includes interest and dividend expense, primarily on securities sold short, of 0.03%, 0.14%, 0.42%, 0.47% and 0.25% for the six months ended April 30, 2015 and the years ended October 31, 2014, 2013, 2012 and 2011, respectively.

(5)	Not annualized.

27	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2015, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 80.3%, 14.4%, 2.8%, 1.1% and 0.6%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2015 were $6,212,666 or 0.4% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Commodities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps (other than centrally cleared) and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved

28

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

29

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

G  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Consolidated Portfolio of Investments. At April 30, 2015, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange, Non-Deliverable Bond Forward and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

L  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

M  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

N  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing

30

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Q  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

R  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked to market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.

31

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

S  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

T  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security during the term of the agreement. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

U  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

V  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

W  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 1.00% of its respective average daily net assets up to $500 million, 0.95% from $500 million but less than $1 billion, 0.925% from $1 billion but less than $2.5 billion, 0.90% from $2.5 billion but less than $5 billion, and 0.88% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2015, the Portfolio’s investment adviser fee amounted to $7,803,053 or 0.95% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their

32

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, for the six months ended April 30, 2015 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$714,718,068	$340,382,701
U.S. Government and Agency Securities	—	1,585,893

	$714,718,068	$341,968,594

Included in sales are proceeds of $41,712,430 from the sale of securities by the Portfolio to investment companies advised by EVM or its affiliates. Such transactions were executed in accordance with affiliated transaction procedures approved by the Portfolio’s Trustees.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,826,965,151

Gross unrealized appreciation	$82,525,568
Gross unrealized depreciation	(104,010,358)

Net unrealized depreciation	$(21,484,790)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward commodity contracts, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at April 30, 2015 is included in the Consolidated Portfolio of Investments.

A summary of obligations under these financial instruments at April 30, 2015 is as follows:

Forward Commodity Contracts(1)
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation

6/2/15	Gold 8,388 Troy Ounces	United States Dollar 9,944,877	Citibank, N.A.	$16,994
6/2/15	Gold 3,113 Troy Ounces	United States Dollar 3,730,076	Merrill Lynch International	44,945

				$61,939

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

33

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/4/15	Euro 10,884,000	Hungarian Forint 3,289,689,000	BNP Paribas	$—	$(63,153)	$(63,153)
5/4/15	Euro 13,621,666	Polish Zloty 54,495,000	Credit Suisse International	—	(156,955)	(156,955)
5/4/15	Euro 14,036,157	Polish Zloty 56,601,784	Standard Chartered Bank	—	(37,124)	(37,124)
5/4/15	Euro 4,874,355	Swedish Krona 45,157,000	Deutsche Bank AG	—	(54,340)	(54,340)
5/4/15	Euro 8,175,947	Swedish Krona 76,905,000	Morgan Stanley & Co. International PLC	48,221	—	48,221
5/4/15	Euro 7,123,416	Swedish Krona 66,948,000	Standard Chartered Bank	35,217	—	35,217
5/4/15	Hungarian Forint 3,289,689,000	Euro 10,944,230	Deutsche Bank AG	130,782	—	130,782
5/4/15	New Taiwan Dollar 297,311,000	United States Dollar 9,451,346	Citibank, N.A.	—	(256,451)	(256,451)
5/4/15	New Taiwan Dollar 294,917,000	United States Dollar 9,376,733	Goldman Sachs International	—	(252,896)	(252,896)
5/4/15	New Zealand Dollar 17,018,000	United States Dollar 12,263,766	JPMorgan Chase Bank, N.A.	—	(725,219)	(725,219)
5/4/15	New Zealand Dollar 46,005,000	United States Dollar 33,169,605	Nomura International PLC	—	(1,943,703)	(1,943,703)
5/4/15	New Zealand Dollar 1,958,046	United States Dollar 1,508,514	Standard Chartered Bank	14,036	—	14,036
5/4/15	Polish Zloty 38,009,784	Euro 9,466,945	Bank of America, N.A.	71,245	—	71,245
5/4/15	Polish Zloty 43,700,000	Euro 10,895,039	BNP Paribas	94,098	—	94,098
5/4/15	Polish Zloty 29,387,000	Euro 7,322,950	Standard Chartered Bank	59,178	—	59,178
5/4/15	Swedish Krona 189,010,000	Euro 19,802,343	BNP Paribas	—	(446,096)	(446,096)
5/4/15	United States Dollar 9,749,180	New Taiwan Dollar 297,311,000	Citibank, N.A.	—	(41,383)	(41,383)
5/4/15	United States Dollar 9,670,678	New Taiwan Dollar 294,917,000	Goldman Sachs International	—	(41,050)	(41,050)
5/4/15	United States Dollar 16,323,269	New Zealand Dollar 21,437,086	Deutsche Bank AG	38,583	—	38,583
5/4/15	United States Dollar 33,136,954	New Zealand Dollar 43,543,960	Nomura International PLC	97,966	—	97,966
5/6/15	Australian Dollar 47,811,000	United States Dollar 37,110,898	Australia and New Zealand Banking Group Limited	—	(720,112)	(720,112)
5/6/15	Australian Dollar 20,384,000	United States Dollar 15,811,869	Morgan Stanley & Co. International PLC	—	(317,208)	(317,208)
5/12/15	Australian Dollar 38,758,539	United States Dollar 30,954,236	Standard Chartered Bank	296,354	—	296,354
5/12/15	Mexican Peso 968,968,000	United States Dollar 61,767,278	BNP Paribas	—	(1,358,495)	(1,358,495)

34

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/12/15	Mexican Peso 75,431,000	United States Dollar 4,832,997	Standard Chartered Bank	$—	$(81,139)	$(81,139)
5/12/15	New Taiwan Dollar 321,870,000	United States Dollar 10,221,665	Bank of America, N.A.	—	(288,110)	(288,110)
5/12/15	New Taiwan Dollar 268,522,000	United States Dollar 8,527,486	Deutsche Bank AG	—	(240,358)	(240,358)
5/12/15	New Taiwan Dollar 308,650,000	United States Dollar 9,801,836	JPMorgan Chase Bank, N.A.	—	(276,277)	(276,277)
5/12/15	New Taiwan Dollar 492,258,000	United States Dollar 15,601,236	JPMorgan Chase Bank, N.A.	—	(472,088)	(472,088)
5/12/15	Philippine Peso 133,637,400	United States Dollar 2,999,044	Australia and New Zealand Banking Group Limited	326	—	326
5/12/15	United States Dollar 15,955,866	Mexican Peso 238,428,513	Bank of America, N.A.	—	(422,862)	(422,862)
5/12/15	United States Dollar 29,110,505	Mexican Peso 435,318,487	HSBC Bank USA, N.A.	—	(750,625)	(750,625)
5/12/15	United States Dollar 31,793,153	Mexican Peso 491,023,000	Standard Chartered Bank	195,732	—	195,732
5/12/15	United States Dollar 9,187,428	Philippine Peso 409,107,000	Bank of America, N.A.	—	(7,388)	(7,388)
5/13/15	Euro 1,592,277	United States Dollar 1,794,608	Australia and New Zealand Banking Group Limited	6,537	—	6,537
5/13/15	Indonesian Rupiah 48,802,173,000	United States Dollar 3,633,818	Goldman Sachs International	—	(122,642)	(122,642)
5/13/15	United States Dollar 1,802,012	Euro 1,592,277	Australia and New Zealand Banking Group Limited	—	(13,941)	(13,941)
5/13/15	United States Dollar 5,661,307	Indonesian Rupiah 73,596,994,000	Standard Chartered Bank	3,690	—	3,690
5/18/15	British Pound Sterling 1,474,402	United States Dollar 2,266,967	BNP Paribas	3,985	—	3,985
5/18/15	Euro 15,115,362	Swedish Krona 145,261,000	BNP Paribas	460,448	—	460,448
5/18/15	Hungarian Forint 9,775,228,272	Polish Zloty 132,226,332	BNP Paribas	600,837	—	600,837
5/18/15	Japanese Yen 5,221,744,000	United States Dollar 43,917,476	Goldman Sachs International	180,711	—	180,711
5/18/15	Swedish Krona 100,104,000	Euro 10,706,871	BNP Paribas	8,812	—	8,812
5/18/15	Swedish Krona 45,157,000	Euro 4,874,792	Deutsche Bank AG	54,415	—	54,415
5/19/15	Australian Dollar 28,780,000	United States Dollar 22,999,911	JPMorgan Chase Bank, N.A.	243,759	—	243,759
5/19/15	New Zealand Dollar 23,230,702	United States Dollar 17,917,863	JPMorgan Chase Bank, N.A.	213,074	—	213,074
5/19/15	New Zealand Dollar 23,244,890	United States Dollar 17,928,086	Morgan Stanley & Co. International PLC	212,484	—	212,484
5/19/15	United States Dollar 16,288,394	Chilean Peso 10,193,277,000	BNP Paribas	353,963	—	353,963

35

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/19/15	United States Dollar 2,345,187	Indian Rupee 148,849,000	BNP Paribas	$—	$(10,295)	$(10,295)
5/19/15	United States Dollar 28,762,676	Mexican Peso 429,700,000	JPMorgan Chase Bank, N.A.	—	(782,623)	(782,623)
5/19/15	United States Dollar 28,224,691	Mexican Peso 421,818,000	Morgan Stanley & Co. International PLC	—	(757,876)	(757,876)
5/20/15	Euro 33,843,879	United States Dollar 38,357,129	Goldman Sachs International	348,202	—	348,202
5/20/15	Euro 3,617,398	United States Dollar 3,949,877	Goldman Sachs International	—	(112,702)	(112,702)
5/20/15	Euro 5,042,915	United States Dollar 5,536,364	Goldman Sachs International	—	(127,165)	(127,165)
5/20/15	Euro 5,043,687	United States Dollar 5,502,072	Goldman Sachs International	—	(162,324)	(162,324)
5/20/15	Romanian Leu 38,077,800	United States Dollar 9,713,477	JPMorgan Chase Bank, N.A.	50,369	—	50,369
5/21/15	New Turkish Lira 85,896,000	United States Dollar 36,390,751	BNP Paribas	4,411,262	—	4,411,262
5/21/15	New Turkish Lira 21,308,000	United States Dollar 9,020,787	BNP Paribas	1,087,717	—	1,087,717
5/21/15	New Turkish Lira 3,551,000	United States Dollar 1,374,013	BNP Paribas	51,959	—	51,959
5/21/15	New Turkish Lira 89,417,000	United States Dollar 34,053,241	Goldman Sachs International	762,867	—	762,867
5/21/15	New Turkish Lira 30,313,000	United States Dollar 12,822,107	Standard Chartered Bank	1,536,433	—	1,536,433
5/21/15	New Turkish Lira 12,235,000	United States Dollar 5,049,525	Standard Chartered Bank	494,377	—	494,377
5/21/15	United States Dollar 15,192,191	New Turkish Lira 34,895,399	Bank of America, N.A.	—	(2,200,468)	(2,200,468)
5/21/15	United States Dollar 8,871,290	New Turkish Lira 22,235,000	BNP Paribas	—	(593,093)	(593,093)
5/21/15	United States Dollar 27,383,794	New Turkish Lira 64,262,536	BNP Paribas	—	(3,458,547)	(3,458,547)
5/21/15	United States Dollar 2,262,511	New Turkish Lira 5,258,160	Deutsche Bank AG	—	(304,873)	(304,873)
5/21/15	United States Dollar 10,003,478	New Turkish Lira 22,958,983	Morgan Stanley & Co. International PLC	—	(1,455,740)	(1,455,740)
5/21/15	United States Dollar 9,235,213	New Turkish Lira 22,376,922	Standard Chartered Bank	—	(904,179)	(904,179)
5/22/15	Euro 11,998,931	United States Dollar 13,582,910	Goldman Sachs International	106,962	—	106,962
5/22/15	United States Dollar 2,813,457	Euro 2,611,000	Goldman Sachs International	118,946	—	118,946
5/26/15	Indian Rupee 166,690,000	United States Dollar 2,633,125	Standard Chartered Bank	23,181	—	23,181
5/26/15	United States Dollar 8,254,467	Indian Rupee 521,400,000	Bank of America, N.A.	—	(90,659)	(90,659)

36

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/26/15	United States Dollar 9,042,365	Indian Rupee 571,161,000	Deutsche Bank AG	$—	$(99,426)	$(99,426)
5/26/15	United States Dollar 6,443,693	Indonesian Rupiah 84,199,732,000	Goldman Sachs International	13,981	—	13,981
5/27/15	Euro 95,654,408	United States Dollar 108,028,740	Standard Chartered Bank	592,712	—	592,712
5/27/15	Euro 6,909,406	United States Dollar 7,330,742	Standard Chartered Bank	—	(429,686)	(429,686)
5/27/15	Euro 14,883,996	United States Dollar 16,059,683	Standard Chartered Bank	—	(657,554)	(657,554)
5/27/15	United States Dollar 3,408,505	Euro 3,233,538	Standard Chartered Bank	223,304	—	223,304
5/27/15	United States Dollar 3,393,216	Euro 3,186,358	Standard Chartered Bank	185,601	—	185,601
5/27/15	United States Dollar 171,166	Euro 157,993	Standard Chartered Bank	6,286	—	6,286
5/29/15	Malaysian Ringgit 54,180,000	United States Dollar 14,832,051	Australia and New Zealand Banking Group Limited	—	(324,630)	(324,630)
5/29/15	Malaysian Ringgit 29,350,000	United States Dollar 8,034,712	Bank of America, N.A.	—	(175,856)	(175,856)
5/29/15	Malaysian Ringgit 42,920,000	United States Dollar 11,748,765	Barclays Bank PLC	—	(257,967)	(257,967)
5/29/15	New Taiwan Dollar 352,580,000	United States Dollar 11,150,890	Deutsche Bank AG	—	(361,841)	(361,841)
5/29/15	New Taiwan Dollar 352,580,000	United States Dollar 11,150,890	Goldman Sachs International	—	(361,841)	(361,841)
5/29/15	New Taiwan Dollar 323,919,000	United States Dollar 10,242,822	Standard Chartered Bank	—	(334,047)	(334,047)
5/29/15	United States Dollar 18,931,711	Malaysian Ringgit 70,000,000	Bank of America, N.A.	650,564	—	650,564
5/29/15	United States Dollar 15,264,183	Malaysian Ringgit 56,450,000	Citibank, N.A.	527,523	—	527,523
6/2/15	Singapore Dollar 13,528,203	United States Dollar 9,973,609	Standard Chartered Bank	—	(244,318)	(244,318)
6/3/15	Japanese Yen 1,045,761,000	United States Dollar 8,755,827	Standard Chartered Bank	—	(4,686)	(4,686)
6/4/15	New Taiwan Dollar 282,908,000	United States Dollar 8,996,915	BNP Paribas	—	(240,887)	(240,887)
6/4/15	New Taiwan Dollar 269,437,000	United States Dollar 8,569,334	JPMorgan Chase Bank, N.A.	—	(228,600)	(228,600)
6/5/15	Euro 9,153,040	United States Dollar 10,426,905	Goldman Sachs International	145,296	—	145,296
6/5/15	Euro 301,127	United States Dollar 327,328	Goldman Sachs International	—	(10,928)	(10,928)
6/5/15	Euro 602,252	United States Dollar 650,136	Goldman Sachs International	—	(26,374)	(26,374)
6/5/15	Euro 602,251	United States Dollar 635,029	Goldman Sachs International	—	(41,479)	(41,479)

37

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

6/5/15	Euro 20,359,120	United States Dollar 23,258,462	Standard Chartered Bank	$389,065	$—	$389,065
6/5/15	Euro 7,083,863	United States Dollar 8,071,849	Standard Chartered Bank	114,547	—	114,547
6/8/15	Euro 3,600,000	United States Dollar 4,011,070	Goldman Sachs International	—	(32,970)	(32,970)
6/8/15	South African Rand 53,743,717	United States Dollar 4,485,708	BNP Paribas	—	(6,859)	(6,859)
6/8/15	Thai Baht 271,828,000	United States Dollar 8,347,244	Deutsche Bank AG	109,533	—	109,533
6/8/15	Thai Baht 161,026,000	United States Dollar 4,946,276	Standard Chartered Bank	66,404	—	66,404
6/8/15	United States Dollar 6,017,578	Philippine Peso 268,393,000	Citibank, N.A.	—	(9,732)	(9,732)
6/9/15	New Taiwan Dollar 340,989,000	United States Dollar 10,996,098	Citibank, N.A.	—	(138,847)	(138,847)
6/9/15	New Taiwan Dollar 310,474,000	United States Dollar 10,015,290	Goldman Sachs International	—	(123,192)	(123,192)
6/9/15	New Taiwan Dollar 330,725,000	United States Dollar 10,656,517	JPMorgan Chase Bank, N.A.	—	(143,258)	(143,258)
6/9/15	United States Dollar 3,115,470	Indian Rupee 196,250,000	Deutsche Bank AG	—	(52,992)	(52,992)
6/9/15	United States Dollar 3,972,133	Indian Rupee 250,213,000	Standard Chartered Bank	—	(67,564)	(67,564)
6/10/15	Euro 19,581,872	United States Dollar 22,021,969	JPMorgan Chase Bank, N.A.	24,202	—	24,202
6/10/15	Euro 331,978	United States Dollar 369,676	JPMorgan Chase Bank, N.A.	—	(3,260)	(3,260)
6/10/15	Euro 2,745,117	United States Dollar 3,059,954	JPMorgan Chase Bank, N.A.	—	(23,839)	(23,839)
6/10/15	Euro 2,299,441	United States Dollar 2,493,882	JPMorgan Chase Bank, N.A.	—	(89,251)	(89,251)
6/10/15	Euro 3,682,648	United States Dollar 4,033,531	JPMorgan Chase Bank, N.A.	—	(103,460)	(103,460)
6/10/15	Euro 3,260,982	United States Dollar 3,502,011	JPMorgan Chase Bank, N.A.	—	(161,292)	(161,292)
6/10/15	United States Dollar 801,715	Euro 737,315	JPMorgan Chase Bank, N.A.	26,566	—	26,566
6/11/15	Euro 9,450,468	Polish Zloty 38,009,784	Bank of America, N.A.	—	(71,050)	(71,050)
6/11/15	Euro 2,874,478	Polish Zloty 11,557,128	Standard Chartered Bank	—	(22,727)	(22,727)
6/11/15	Euro 7,310,163	Polish Zloty 29,387,000	Standard Chartered Bank	—	(58,974)	(58,974)
6/11/15	Euro 21,743,850	Polish Zloty 87,155,872	Standard Chartered Bank	—	(246,120)	(246,120)
6/11/15	Hungarian Forint 4,194,841,000	Euro 13,699,677	Bank of America, N.A.	—	(100,171)	(100,171)

38

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

6/11/15	Hungarian Forint 2,541,250,000	Euro 8,303,246	Standard Chartered Bank	$—	$(56,267)	$(56,267)
6/11/15	Japanese Yen 257,665,500	United States Dollar 2,133,681	Goldman Sachs International	—	(25,028)	(25,028)
6/11/15	Japanese Yen 266,267,500	United States Dollar 2,203,061	Standard Chartered Bank	—	(27,716)	(27,716)
6/11/15	United States Dollar 34,328,421	Japanese Yen 4,099,500,000	Standard Chartered Bank	17,003	—	17,003
6/12/15	Thai Baht 193,030,000	United States Dollar 5,867,173	Deutsche Bank AG	18,116	—	18,116
6/12/15	Thai Baht 36,486,000	United States Dollar 1,109,334	JPMorgan Chase Bank, N.A.	3,761	—	3,761
6/16/15	Australian Dollar 8,970,000	United States Dollar 6,859,009	Deutsche Bank AG	—	(222,646)	(222,646)
6/16/15	Australian Dollar 21,468,000	United States Dollar 16,405,202	Goldman Sachs International	—	(543,401)	(543,401)
6/16/15	Euro 1,089,417	United States Dollar 1,163,533	Goldman Sachs International	—	(60,387)	(60,387)
6/16/15	New Zealand Dollar 35,859,000	United States Dollar 26,367,123	JPMorgan Chase Bank, N.A.	—	(888,520)	(888,520)
6/16/15	United States Dollar 1,149,069	Euro 1,089,417	Goldman Sachs International	74,850	—	74,850
6/18/15	Hungarian Forint 8,466,102,000	Euro 27,805,117	JPMorgan Chase Bank, N.A.	—	(20,298)	(20,298)
6/18/15	United States Dollar 10,751,058	Chilean Peso 6,930,132,000	BNP Paribas	532,168	—	532,168
6/22/15	Indian Rupee 328,049,000	United States Dollar 5,208,181	BNP Paribas	101,181	—	101,181
6/22/15	New Taiwan Dollar 198,886,000	United States Dollar 6,286,897	Deutsche Bank AG	—	(208,851)	(208,851)
6/22/15	Polish Zloty 15,786,000	United States Dollar 4,026,894	BNP Paribas	—	(351,198)	(351,198)
6/22/15	Thai Baht 187,581,000	United States Dollar 5,632,640	Deutsche Bank AG	—	(49,629)	(49,629)
6/23/15	British Pound Sterling 23,180,000	United States Dollar 34,385,212	Standard Chartered Bank	—	(1,183,888)	(1,183,888)
6/23/15	Euro 36,054,620	Polish Zloty 144,651,000	BNP Paribas	—	(393,578)	(393,578)
6/23/15	Hungarian Forint 662,552,000	Euro 2,093,437	BNP Paribas	—	(94,008)	(94,008)
6/23/15	Hungarian Forint 1,328,914,000	Euro 4,186,875	BNP Paribas	—	(202,082)	(202,082)
6/23/15	Hungarian Forint 1,110,276,500	Euro 3,459,021	JPMorgan Chase Bank, N.A.	—	(212,671)	(212,671)
6/23/15	Hungarian Forint 991,974,000	Euro 3,117,454	Nomura International PLC	—	(159,674)	(159,674)
6/23/15	Hungarian Forint 799,538,000	Euro 2,512,124	Standard Chartered Bank	—	(129,334)	(129,334)

39

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

6/23/15	South African Rand 200,417,000	United States Dollar 16,190,789	BNP Paribas	$—	$(521,284)	$(521,284)
6/23/15	United States Dollar 35,758,511	British Pound Sterling 23,180,000	Standard Chartered Bank	—	(189,411)	(189,411)
6/23/15	United States Dollar 6,013,316	Indonesian Rupiah 78,551,950,000	Deutsche Bank AG	—	(34,724)	(34,724)
6/24/15	Canadian Dollar 54,117,000	United States Dollar 43,290,289	BNP Paribas	—	(1,531,245)	(1,531,245)
6/24/15	Canadian Dollar 8,365,600	United States Dollar 6,691,720	Deutsche Bank AG	—	(236,954)	(236,954)
6/24/15	Canadian Dollar 18,827,400	United States Dollar 15,010,464	Goldman Sachs International	—	(583,027)	(583,027)
6/24/15	Canadian Dollar 17,752,000	United States Dollar 14,165,043	Standard Chartered Bank	—	(537,765)	(537,765)
6/24/15	Canadian Dollar 29,590,000	United States Dollar 23,636,328	Standard Chartered Bank	—	(871,113)	(871,113)
6/25/15	Euro 8,206,500	United States Dollar 8,863,759	Citibank, N.A.	—	(357,037)	(357,037)
6/25/15	Euro 5,338,872	United States Dollar 5,672,552	Deutsche Bank AG	—	(326,187)	(326,187)
6/25/15	Euro 18,721,200	United States Dollar 20,187,070	Deutsche Bank AG	—	(848,007)	(848,007)
6/25/15	Euro 23,352,800	United States Dollar 25,204,093	Goldman Sachs International	—	(1,035,034)	(1,035,034)
6/25/15	United States Dollar 15,651,018	Euro 14,714,872	Goldman Sachs International	882,563	—	882,563
6/29/15	Euro 25,504,000	United States Dollar 27,631,875	Standard Chartered Bank	—	(1,025,847)	(1,025,847)
6/30/15	United States Dollar 6,043,545	Indonesian Rupiah 79,702,267,000	BNP Paribas	11,152	—	11,152
7/1/15	Euro 31,855,022	United States Dollar 34,690,119	Deutsche Bank AG	—	(1,104,913)	(1,104,913)
7/1/15	United States Dollar 11,522,344	Euro 10,723,447	Deutsche Bank AG	527,440	—	527,440
7/1/15	United States Dollar 3,770,388	Euro 3,465,430	Deutsche Bank AG	123,666	—	123,666
7/1/15	United States Dollar 1,834,508	Euro 1,692,351	Deutsche Bank AG	67,162	—	67,162
7/1/15	United States Dollar 819,331	Euro 753,062	Deutsche Bank AG	26,874	—	26,874
7/2/15	South African Rand 105,531,573	United States Dollar 8,510,473	JPMorgan Chase Bank, N.A.	—	(276,449)	(276,449)
7/2/15	South African Rand 280,521,000	United States Dollar 22,649,512	Standard Bank PLC	—	(707,633)	(707,633)
7/7/15	United States Dollar 15,306,736	Philippine Peso 681,762,000	Deutsche Bank AG	—	(67,544)	(67,544)
7/7/15	United States Dollar 13,010,483	Philippine Peso 579,617,000	Goldman Sachs International	—	(54,503)	(54,503)

40

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

7/7/15	United States Dollar 14,777,713	Philippine Peso 658,421,000	Standard Chartered Bank	$—	$(60,255)	$(60,255)
7/8/15	Euro 7,654,195	United States Dollar 8,239,435	Goldman Sachs International	—	(362,287)	(362,287)
7/8/15	United States Dollar 8,197,084	Euro 7,654,195	Goldman Sachs International	404,638	—	404,638
7/9/15	Euro 8,078,911	Polish Zloty 32,957,000	Morgan Stanley & Co. International PLC	55,989	—	55,989
7/9/15	Hungarian Forint 2,839,654,500	Euro 9,258,435	Deutsche Bank AG	—	(76,440)	(76,440)
7/9/15	Hungarian Forint 1,411,412,000	Euro 4,383,539	Morgan Stanley & Co. International PLC	—	(283,254)	(283,254)
7/13/15	Australian Dollar 37,693,000	United States Dollar 29,001,371	Australia and New Zealand Banking Group Limited	—	(712,796)	(712,796)
7/13/15	Australian Dollar 15,324,000	United States Dollar 11,783,037	Morgan Stanley & Co. International PLC	—	(297,187)	(297,187)
7/13/15	New Taiwan Dollar 459,730,000	United States Dollar 14,802,305	Bank of America, N.A.	—	(217,035)	(217,035)
7/13/15	New Taiwan Dollar 105,457,000	United States Dollar 3,394,721	JPMorgan Chase Bank, N.A.	—	(50,551)	(50,551)
7/16/15	Japanese Yen 4,270,773,000	United States Dollar 35,740,840	Goldman Sachs International	—	(57,952)	(57,952)
7/17/15	New Zealand Dollar 21,437,086	United States Dollar 16,206,437	Deutsche Bank AG	—	(39,434)	(39,434)
7/17/15	New Zealand Dollar 2,710,000	United States Dollar 2,039,427	JPMorgan Chase Bank, N.A.	—	(14,318)	(14,318)
7/17/15	New Zealand Dollar 43,543,960	United States Dollar 32,901,816	Nomura International PLC	—	(97,517)	(97,517)
7/20/15	Australian Dollar 5,744,000	United States Dollar 4,385,429	Deutsche Bank AG	—	(140,964)	(140,964)
7/22/15	United States Dollar 5,498,211	Indonesian Rupiah 73,368,130,000	Nomura International PLC	43,886	—	43,886
7/29/15	Euro 9,355,185	United States Dollar 10,058,723	Goldman Sachs International	—	(457,701)	(457,701)
7/31/15	United States Dollar 1,939,625	Indian Rupee 125,261,000	Standard Chartered Bank	—	(3,348)	(3,348)
8/4/15	Euro 10,849,326	Polish Zloty 43,700,000	BNP Paribas	—	(94,624)	(94,624)
8/4/15	Hungarian Forint 3,289,689,000	Euro 10,849,898	BNP Paribas	61,493	—	61,493
8/4/15	New Taiwan Dollar 592,228,000	United States Dollar 19,437,705	Deutsche Bank AG	84,102	—	84,102
8/4/15	Swiss Franc 33,410,000	United States Dollar 35,690,631	Goldman Sachs International	—	(246,891)	(246,891)
9/21/15	Euro 3,065,034	Serbian Dinar 382,362,995	Citibank, N.A.	67,060	—	67,060
9/23/15	Euro 1,219,648	Serbian Dinar 152,090,108	Deutsche Bank AG	25,733	—	25,733

41

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

9/24/15	United States Dollar 17,466,795	Yuan Renminbi Offshore 109,150,000	Deutsche Bank AG	$—	$(93,120)	$(93,120)
9/24/15	United States Dollar 17,411,821	Yuan Renminbi Offshore 108,850,000	Standard Chartered Bank	—	(85,898)	(85,898)
9/28/15	United States Dollar 1,412,415	Azerbaijani Manat 1,149,000	Standard Bank PLC	—	(279,949)	(279,949)
9/28/15	United States Dollar 17,045,800	Yuan Renminbi 106,630,000	JPMorgan Chase Bank, N.A.	192,298	—	192,298
9/28/15	United States Dollar 17,805,131	Yuan Renminbi 111,380,000	Standard Chartered Bank	200,864	—	200,864
10/8/15	United States Dollar 5,645,122	Azerbaijani Manat 4,594,000	Standard Bank PLC	—	(1,126,581)	(1,126,581)
10/13/15	Euro 1,126,929	Serbian Dinar 147,515,000	Citibank, N.A.	84,242	—	84,242
10/13/15	Euro 138,069	Serbian Dinar 18,018,000	Deutsche Bank AG	9,815	—	9,815
10/26/15	United States Dollar 3,100,775	Uruguayan Peso 86,000,000	HSBC Bank USA, N.A.	—	(2,615)	(2,615)
11/27/15	Euro 14,608,000	United States Dollar 18,384,168	Standard Chartered Bank	1,928,743	—	1,928,743
11/27/15	United States Dollar 17,498,700	Euro 14,608,000	HSBC Bank USA, N.A.	—	(1,043,275)	(1,043,275)
1/13/16	New Turkish Lira 9,146,000	United States Dollar 3,359,783	BNP Paribas	163,836	—	163,836
1/13/16	New Turkish Lira 18,610,000	United States Dollar 6,831,815	Standard Chartered Bank	328,801	—	328,801
1/13/16	South African Rand 138,377,538	New Turkish Lira 27,756,000	Standard Chartered Bank	—	(1,442,118)	(1,442,118)
1/22/16	Euro 12,298,048	Serbian Dinar 1,561,852,110	Citibank, N.A.	—	(2,376)	(2,376)
1/29/16	Euro 5,980,354	Serbian Dinar 765,784,367	Citibank, N.A.	35,983	—	35,983
2/19/16	United States Dollar 972,252	Uruguayan Peso 26,980,000	HSBC Bank USA, N.A.	—	(32,572)	(32,572)
3/2/16	United States Dollar 22,343,351	Yuan Renminbi 142,690,000	JPMorgan Chase Bank, N.A.	491,084	—	491,084
3/2/16	United States Dollar 22,343,297	Yuan Renminbi 142,691,000	Standard Chartered Bank	491,298	—	491,298
3/7/16	United States Dollar 10,833,007	Yuan Renminbi 69,185,000	BNP Paribas	235,145	—	235,145
3/7/16	United States Dollar 11,574,381	Yuan Renminbi 73,914,000	Standard Chartered Bank	250,311	—	250,311
4/1/16	Omani Rial 8,447,000	United States Dollar 21,849,457	BNP Paribas	39,115	—	39,115
3/23/17	Omani Rial 4,238,000	United States Dollar 10,922,680	BNP Paribas	53,089	—	53,089
3/27/17	Omani Rial 4,239,000	United States Dollar 10,925,258	BNP Paribas	53,911	—	53,911

				$23,179,684	$(47,764,748)	$(24,585,064)

42

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Non-deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation

5/13/15	COP	85,843,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	$36,904,922	$56,079
5/19/15	COP	94,259,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	40,531,370	55,762
5/21/15	COP	184,013,000	Republic of Colombia, 7.25%, 6/15/16	Bank of America, N.A.	79,222,154	172,289
5/22/15	COP	103,320,000	Republic of Colombia, 7.25%, 6/15/16	Deutsche Bank AG	44,392,032	119,310
5/22/15	COP	71,584,500	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	36,274,889	348,583
5/29/15	COP	94,259,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	40,564,214	130,189
6/9/15	COP	92,577,500	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	38,399,850	419,309
6/9/15	COP	13,886,600	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	5,767,490	55,797

						$1,357,318

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

COP	–	Colombian Peso

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

	Commodity Futures
5/15	706 Brent Crude Oil	Short	$(47,228,473)	$(47,146,680)	$81,793
6/15	14 Gold	Short	(1,797,600)	(1,655,360)	142,240
7/15	232 Platinum	Long	13,268,490	13,228,640	(39,850)

	Equity Futures

5/15	2,302 SGX CNX Nifty Index	Long	38,156,922	37,955,173	(201,749)
6/15	166 E-mini S&P 500 Index	Short	(17,234,525)	(17,254,870)	(20,345)
6/15	71 Nikkei 225 Index	Long	6,826,115	6,857,185	31,070
6/15	2,572 SET50 Index	Short	(15,426,964)	(15,623,100)	(196,136)
6/15	208 TOPIX Index	Long	26,900,214	27,500,870	600,656

43

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Futures Contracts (continued)
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

	Interest Rate Futures

6/15	76 Euro-Bund	Short	$(13,410,998)	$(13,372,244)	$38,754
6/15	312 IMM 10-Year Interest Rate Swap	Long	29,905,543	29,507,774	(397,769)
6/15	679 U.S. 2-Year Deliverable Interest Rate Swap	Short	(67,973,625)	(68,345,594)	(371,969)
6/15	861 U.S. 5-Year Deliverable Interest Rate Swap	Short	(87,616,563)	(88,561,922)	(945,359)
6/15	1,716 U.S. 10-Year Deliverable Interest Rate Swap	Short	(178,695,198)	(180,743,062)	(2,047,864)
6/15	59 U.S. 10-Year Treasury Note	Short	(7,505,397)	(7,574,125)	(68,728)
6/15	46 U.S. 30-Year Deliverable Interest Rate Swap	Short	(5,229,805)	(5,297,187)	(67,382)
3/17	3,448 CME 90-Day Eurodollar	Short	(847,098,251)	(848,768,300)	(1,670,049)

					$(5,132,687)

CME:  Chicago Mercantile Exchange.

Euro-Bund:  Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Nikkei 225 Index:  Price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange.

SET:  Stock Exchange of India.

SGX CNX Nifty Index:  Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

TOPIX Index:  Market capitalization-weighted stock index for all companies listed on the First Section of the Tokyo Stock Exchange.

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	EUR	73,880	Receives	6-month Euro Interbank Offered Rate	0.21%		4/15/20	$350,068
LCH.Clearnet	EUR	86,920	Receives	6-month Euro Interbank Offered Rate	0.21		4/15/20	406,976
LCH.Clearnet(1)	EUR	62,915	Receives	6-month Euro Interbank Offered Rate	0.75	(2)	6/17/20	235,032
LCH.Clearnet	HUF	200,230	Pays	6-month HUF BUBOR	5.20		12/16/16	48,807
LCH.Clearnet	HUF	296,650	Pays	6-month HUF BUBOR	5.12		1/16/17	70,238
LCH.Clearnet	HUF	514,000	Receives	6-month HUF BUBOR	7.63		1/16/17	(214,638)
LCH.Clearnet	JPY	7,071,525	Receives	6-month JPY LIBOR	0.79		4/23/24	(1,574,900)
LCH.Clearnet	JPY	2,147,686	Receives	6-month JPY LIBOR	0.75		6/12/24	(458,275)
LCH.Clearnet	JPY	1,708,457	Receives	6-month JPY LIBOR	0.51		1/7/25	11,607
LCH.Clearnet	JPY	7,749,700	Receives	6-month JPY LIBOR	0.46		1/9/25	362,403
LCH.Clearnet	NZD	13,000	Pays	3-month NZD Bank Bill	4.20		10/24/17	165,819

44

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	NZD	11,000	Pays	3-month NZD Bank Bill	4.15%		10/25/17	$129,312
LCH.Clearnet	NZD	13,000	Pays	3-month NZD Bank Bill	4.04		10/30/17	126,102
LCH.Clearnet	NZD	6,000	Pays	3-month NZD Bank Bill	4.03		10/31/17	57,542
LCH.Clearnet	NZD	6,551	Pays	3-month NZD Bank Bill	4.04		10/31/17	63,422
LCH.Clearnet	NZD	69,310	Pays	3-month NZD Bank Bill	4.03		11/26/17	1,249,543
LCH.Clearnet	NZD	25,990	Pays	3-month NZD Bank Bill	4.02		11/27/17	462,592
LCH.Clearnet	NZD	48,570	Pays	3-month NZD Bank Bill	3.96		11/28/17	804,626
LCH.Clearnet	NZD	20,093	Pays	3-month NZD Bank Bill	4.96		4/29/24	1,318,132
LCH.Clearnet	NZD	11,875	Pays	3-month NZD Bank Bill	3.77		3/5/25	(62,345)
LCH.Clearnet	PLN	10,290	Pays	6-month PLN WIBOR	4.40		8/20/17	243,476
LCH.Clearnet	PLN	218,656	Pays	6-month PLN WIBOR	1.95		10/27/19	250,552
LCH.Clearnet	PLN	41,449	Pays	6-month PLN WIBOR	1.78		2/27/20	(181,389)
LCH.Clearnet	PLN	64,872	Pays	6-month PLN WIBOR	1.72		2/27/20	(329,035)
LCH.Clearnet	PLN	193,719	Pays	6-month PLN WIBOR	1.78		2/27/20	(840,629)
LCH.Clearnet(1)		$11,800	Receives	3-month USD-LIBOR-BBA	2.75	(2)	6/17/25	(45,834)

								$2,649,204

EUR	–	Euro
HUF	–	Hungarian Forint
JPY	–	Japanese Yen
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after April 30, 2015.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	COP	42,386,797	Pays	Colombia IBR Overnight Interbank Rate	4.48%	11/10/16	$41,550
Bank of America, N.A.	COP	20,670,807	Pays	Colombia IBR Overnight Interbank Rate	4.41	11/14/16	9,797
Bank of America, N.A.	COP	20,670,807	Pays	Colombia IBR Overnight Interbank Rate	4.45	11/15/16	15,742
Bank of America, N.A.	COP	55,631,864	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	10,183
Bank of America, N.A.	COP	44,505,490	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/24/16	8,034
Bank of America, N.A.	HUF	200,230	Receives	6-month HUF BUBOR	7.32	12/16/16	(79,716)
Bank of America, N.A.	HUF	642,000	Pays	6-month HUF BUBOR	5.13	12/21/16	153,118
Bank of America, N.A.	HUF	217,350	Pays	6-month HUF BUBOR	5.14	1/16/17	51,867
Bank of America, N.A.	MYR	37,130	Pays	3-month MYR KLIBOR	3.75	4/28/20	(7,898)
Bank of America, N.A.	MYR	17,210	Pays	3-month MYR KLIBOR	3.76	4/29/20	(2,040)
Bank of America, N.A.	PLN	4,860	Receives	6-month PLN WIBOR	3.35	7/30/17	(73,604)
Bank of America, N.A.	PLN	12,640	Pays	6-month PLN WIBOR	4.34	7/30/17	293,913
Bank of America, N.A.	PLN	9,114	Pays	6-month PLN WIBOR	4.31	8/10/17	209,350

45

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	PLN	18,180	Pays	6-month PLN WIBOR	4.35%	8/23/17	$423,333
Bank of America, N.A.	PLN	17,740	Pays	6-month PLN WIBOR	4.30	9/18/17	407,282
Bank of America, N.A.	PLN	5,900	Pays	6-month PLN WIBOR	3.83	11/14/17	93,406
Bank of America, N.A.	PLN	5,900	Receives	6-month PLN WIBOR	3.61	11/14/17	(82,922)
Bank of America, N.A.	PLN	33,170	Receives	6-month PLN WIBOR	3.52	11/16/17	(441,848)
Barclays Bank PLC	PLN	21,490	Pays	6-month PLN WIBOR	4.32	8/2/17	494,549
Barclays Bank PLC	PLN	10,800	Pays	6-month PLN WIBOR	4.35	8/27/17	252,236
Barclays Bank PLC	PLN	33,170	Pays	6-month PLN WIBOR	3.81	11/16/17	520,510
Barclays Bank PLC	PLN	54,800	Pays	6-month PLN WIBOR	3.82	11/19/17	864,072
Barclays Bank PLC	PLN	31,320	Pays	6-month PLN WIBOR	3.80	11/20/17	487,159
BNP Paribas	MYR	48,470	Pays	3-month MYR KLIBOR	3.76	4/28/20	(5,661)
BNP Paribas	MYR	33,740	Pays	3-month MYR KLIBOR	3.75	4/29/20	(5,080)
BNP Paribas	MYR	25,280	Pays	3-month MYR KLIBOR	3.75	4/30/20	5
BNP Paribas	PLN	20,724	Pays	6-month PLN WIBOR	4.25	8/7/17	466,250
BNP Paribas	PLN	20,724	Receives	6-month PLN WIBOR	3.60	8/7/17	(355,693)
BNP Paribas	PLN	5,100	Pays	6-month PLN WIBOR	3.85	11/13/17	81,800
BNP Paribas	PLN	24,000	Pays	6-month PLN WIBOR	3.83	11/14/17	379,958
Citibank, N.A.	MYR	33,850	Pays	3-month MYR KLIBOR	3.74	4/30/20	5
Citibank, N.A.	PLN	17,853	Pays	6-month PLN WIBOR	4.33	7/30/17	414,759
Citibank, N.A.	PLN	13,400	Pays	6-month PLN WIBOR	4.31	8/2/17	307,822
Citibank, N.A.	PLN	2,906	Pays	6-month PLN WIBOR	4.24	8/7/17	65,260
Citibank, N.A.	PLN	8,910	Pays	6-month PLN WIBOR	4.30	8/10/17	203,933
Citibank, N.A.	PLN	8,170	Pays	6-month PLN WIBOR	4.40	8/20/17	193,697
Citibank, N.A.	PLN	10,200	Pays	6-month PLN WIBOR	3.81	11/13/17	160,291
Citibank, N.A.	PLN	8,240	Pays	6-month PLN WIBOR	3.82	11/14/17	129,785
Citibank, N.A.	PLN	23,800	Pays	6-month PLN WIBOR	3.82	11/19/17	373,541
Citibank, N.A.	PLN	23,800	Receives	6-month PLN WIBOR	3.60	11/19/17	(331,977)
Deutsche Bank AG	BRL	15,532	Pays	Brazil CETIP Interbank Deposit Rate	12.03	1/2/17	(106,449)
Deutsche Bank AG	BRL	74,906	Pays	Brazil CETIP Interbank Deposit Rate	12.19	1/2/17	(423,738)
Deutsche Bank AG	BRL	172,363	Pays	Brazil CETIP Interbank Deposit Rate	12.31	1/2/17	(899,184)
Deutsche Bank AG	BRL	261,813	Pays	Brazil CETIP Interbank Deposit Rate	11.81	1/2/17	(2,199,507)
Deutsche Bank AG	CLP	13,363,589	Receives	6-month Sinacofi Chile Interbank Rate	3.70	8/7/18	(64,831)
Deutsche Bank AG	CLP	13,639,184	Receives	6-month Sinacofi Chile Interbank Rate	3.60	8/8/18	8,936
Deutsche Bank AG	INR	3,734,120	Pays	1-Day INR MIBOR	7.45	4/30/16	(2,469)
Deutsche Bank AG	PLN	7,207	Pays	6-month PLN WIBOR	4.34	7/30/17	167,878
Deutsche Bank AG	PLN	31,119	Pays	6-month PLN WIBOR	4.36	8/1/17	727,563
Deutsche Bank AG	PLN	18,850	Pays	6-month PLN WIBOR	4.28	8/6/17	427,374
Deutsche Bank AG	PLN	13,020	Pays	6-month PLN WIBOR	4.24	8/7/17	292,391
Deutsche Bank AG	PLN	10,750	Pays	6-month PLN WIBOR	4.33	8/17/17	247,818
Deutsche Bank AG	PLN	6,330	Pays	6-month PLN WIBOR	3.79	11/16/17	98,307
Deutsche Bank AG	PLN	6,330	Receives	6-month PLN WIBOR	3.60	11/16/17	(88,526)
Goldman Sachs International	BRL	255,082	Pays	Brazil CETIP Interbank Deposit Rate	13.35	1/4/16	184,394
Goldman Sachs International	BRL	338,985	Pays	Brazil CETIP Interbank Deposit Rate	12.87	1/4/16	(285,323)
Goldman Sachs International	BRL	658,392	Pays	Brazil CETIP Interbank Deposit Rate	12.87	1/4/16	(558,539)
Goldman Sachs International	BRL	86,148	Pays	Brazil CETIP Interbank Deposit Rate	12.33	1/2/17	(437,468)

46

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Goldman Sachs International	BRL	155,656	Pays	Brazil CETIP Interbank Deposit Rate	12.14%	1/2/17	$(940,047)
Goldman Sachs International	BRL	163,219	Pays	Brazil CETIP Interbank Deposit Rate	12.02	1/2/17	(1,152,570)
Goldman Sachs International	BRL	186,887	Pays	Brazil CETIP Interbank Deposit Rate	12.20	1/2/17	(1,049,887)
Goldman Sachs International	BRL	188,357	Pays	Brazil CETIP Interbank Deposit Rate	12.08	1/2/17	(1,253,383)
Goldman Sachs International	BRL	194,445	Pays	Brazil CETIP Interbank Deposit Rate	12.33	1/2/17	(989,150)
Goldman Sachs International	BRL	684,110	Pays	Brazil CETIP Interbank Deposit Rate	13.65	1/2/17	1,197,723
Goldman Sachs International	BRL	116,915	Pays	Brazil CETIP Interbank Deposit Rate	13.27	1/2/18	273,220
Goldman Sachs International	BRL	325,045	Pays	Brazil CETIP Interbank Deposit Rate	13.26	1/2/18	727,344
Goldman Sachs International	BRL	38,496	Receives	Brazil CETIP Interbank Deposit Rate	11.64	1/2/23	746,726
Goldman Sachs International	BRL	44,530	Receives	Brazil CETIP Interbank Deposit Rate	11.51	1/2/23	1,026,976
Goldman Sachs International	CLP	3,473,007	Receives	6-month Sinacofi Chile Interbank Rate	3.76	12/9/19	3,684
Goldman Sachs International	MYR	48,470	Pays	3-month MYR KLIBOR	3.75	4/28/20	(10,310)
Goldman Sachs International	PLN	6,181	Pays	6-month PLN WIBOR	4.35	8/1/17	143,901
HSBC Bank USA, N.A.	COP	31,423,608	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	5,752
JPMorgan Chase Bank, N.A.	HUF	642,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(256,646)
JPMorgan Chase Bank, N.A.	HUF	227,000	Pays	6-month HUF BUBOR	5.09	1/20/17	53,361
JPMorgan Chase Bank, N.A.	HUF	227,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(97,067)
JPMorgan Chase Bank, N.A.	INR	1,423,950	Pays	1-Day INR MIBOR	7.44	4/29/16	(1,794)
JPMorgan Chase Bank, N.A.	MYR	127,090	Pays	3-month MYR KLIBOR	3.78	4/1/20	25,177
JPMorgan Chase Bank, N.A.	NZD	11,000	Pays	3-month NZD Bank Bill	3.86	2/25/23	47,354
JPMorgan Chase Bank, N.A.	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	121,989
JPMorgan Chase Bank, N.A.	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	121,988
JPMorgan Chase Bank, N.A.	PLN	8,370	Pays	6-month PLN WIBOR	4.33	8/17/17	192,953
Morgan Stanley & Co. International PLC	COP	28,315,388	Pays	Colombia IBR Overnight Interbank Rate	4.49	11/10/16	28,779
Morgan Stanley & Co. International PLC	COP	28,436,304	Pays	Colombia IBR Overnight Interbank Rate	4.46	11/15/16	23,697
Standard Chartered Bank	INR	1,888,340	Pays	1-Day INR MIBOR	7.44	5/5/16	—

							$1,805,165

BRL	–	Brazilian Real
CLP	–	Chilean Peso
COP	–	Colombian Peso
HUF	–	Hungarian Forint
INR	–	Indian Rupee
MYR	–	Malaysian Ringgit
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty

47

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation

South Africa	ICE Clear Credit	$4,800	1.00	%(1)	9/20/15	0.68%	$11,643	$10,448	$22,091

Total		$4,800					$11,643	$10,448	$22,091

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation

South Africa	ICE Clear Credit	$4,800	1.00	%(1)	9/20/20	$260,584	$(169,674)	$90,910

						$260,584	$(169,674)	$90,910

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Colombia	BNP Paribas	$8,950	1.00	%(1)	3/20/20	1.37%	$(143,194)	$287,637	$144,443
Colombia	BNP Paribas	5,370	1.00	(1)	3/20/20	1.37	(85,916)	172,857	86,941
Colombia	BNP Paribas	3,500	1.00	(1)	3/20/20	1.37	(55,998)	111,157	55,159
Colombia	Goldman Sachs International	3,021	1.00	(1)	3/20/20	1.37	(48,334)	96,230	47,896
Colombia	JPMorgan Chase Bank, N.A.	3,590	1.00	(1)	3/20/20	1.37	(57,438)	117,146	59,708
Croatia	Citibank, N.A.	2,440	1.00	(1)	3/20/17	1.64	(26,253)	31,794	5,541
Dominican Republic	Barclays Bank PLC	5,850	1.00	(1)	3/20/16	3.52	(122,864)	99,895	(22,969)
Slovenia	Bank of America, N.A.	21,272	1.00	(1)	12/20/19	1.06	(32,553)	339,158	306,605
Slovenia	Goldman Sachs International	4,728	1.00	(1)	12/20/19	1.01	4,400	54,984	59,384
South Africa	Bank of America, N.A.	3,190	1.00	(1)	12/20/15	0.67	10,574	3,443	14,017
South Africa	Bank of America, N.A.	890	1.00	(1)	12/20/15	0.67	2,950	916	3,866
South Africa	Bank of America, N.A.	7,500	1.00	(1)	9/20/17	1.29	(43,262)	117,563	74,301
South Africa	Bank of America, N.A.	26,320	1.00	(1)	9/20/17	1.29	(151,823)	215,133	63,310
South Africa	Bank of America, N.A.	5,000	1.00	(1)	9/20/17	1.29	(28,842)	36,429	7,587
South Africa	Bank of America, N.A.	14,640	1.00	(1)	9/20/17	1.29	(84,448)	90,095	5,647
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/15	0.67	12,695	4,589	17,284
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/15	0.67	7,557	2,755	10,312
South Africa	Barclays Bank PLC	5,000	1.00	(1)	9/20/17	1.29	(28,842)	65,299	36,457
South Africa	Barclays Bank PLC	2,510	1.00	(1)	9/20/17	1.29	(14,479)	30,519	16,040
South Africa	BNP Paribas	4,190	1.00	(1)	9/20/17	1.29	(24,169)	52,796	28,627
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/15	0.67	15,861	6,303	22,164
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/15	0.67	6,629	2,269	8,898
South Africa	Credit Suisse International	890	1.00	(1)	12/20/15	0.67	2,950	1,077	4,027
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/16	0.73	32,280	25,062	57,342
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/16	0.73	29,052	12,754	41,806

48

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Credit Suisse International	$3,700	1.00	%(1)	9/20/17	1.29%	$(21,343)	$62,840	$41,497
South Africa	Deutsche Bank AG	4,860	1.00	(1)	9/20/17	1.29	(28,034)	84,617	56,583
South Africa	Deutsche Bank AG	5,700	1.00	(1)	9/20/17	1.29	(32,879)	89,348	56,469
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/17	1.29	(86,525)	251,416	164,891
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/17	1.29	(17,709)	50,780	33,071
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/17	1.39	(23,583)	33,137	9,554
South Africa	HSBC Bank USA, N.A.	5,000	1.00	(1)	9/20/17	1.29	(28,842)	64,195	35,353
South Africa	HSBC Bank USA, N.A.	7,120	1.00	(1)	12/20/17	1.39	(63,434)	80,460	17,026
South Africa	HSBC Bank USA, N.A.	2,500	1.00	(1)	12/20/17	1.39	(22,273)	32,526	10,253
South Africa	JPMorgan Chase Bank, N.A.	7,500	1.00	(1)	9/20/17	1.29	(43,262)	96,293	53,031
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/17	1.29	(5,768)	7,303	1,535
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/17	1.39	(67,453)	96,642	29,189
Turkey	BNP Paribas	12,243	1.00	(1)	9/20/22	2.51	(1,169,321)	539,278	(630,043)
Turkey	Goldman Sachs International	10,120	1.00	(1)	9/20/18	1.87	(275,804)	169,934	(105,870)
Turkey	Goldman Sachs International	12,900	1.00	(1)	9/20/18	1.87	(351,568)	212,343	(139,225)
Turkey	Goldman Sachs International	21,475	1.00	(1)	9/20/18	1.87	(585,265)	373,976	(211,289)
Turkey	JPMorgan Chase Bank, N.A.	7,400	1.00	(1)	9/20/22	2.51	(706,769)	407,811	(298,958)
Turkey	Morgan Stanley & Co. International PLC	4,300	1.00	(1)	9/20/18	1.87	(117,189)	74,975	(42,214)
Turkey	Morgan Stanley & Co. International PLC	4,200	1.00	(1)	9/20/18	1.87	(114,464)	67,768	(46,696)
Turkey	Morgan Stanley & Co. International PLC	6,400	1.00	(1)	9/20/18	1.87	(174,421)	113,345	(61,076)
Turkey	Morgan Stanley & Co. International PLC	12,900	1.00	(1)	9/20/18	1.87	(351,568)	218,666	(132,902)
Turkey	Morgan Stanley & Co. International PLC	21,477	1.00	(1)	9/20/18	1.87	(585,309)	378,431	(206,878)
Turkey	Morgan Stanley & Co. International PLC	31,465	1.00	(1)	9/20/18	1.87	(857,526)	528,358	(329,168)

Total		$369,394					$(6,553,776)	$6,012,302	$(541,474)

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Bulgaria	Barclays Bank PLC	$4,691	1.00	%(1)	12/20/18	$42,343	$(40,454)	$1,889
Bulgaria	BNP Paribas	2,009	1.00	(1)	6/20/18	8,776	(7,252)	1,524
Bulgaria	BNP Paribas	3,100	1.00	(1)	9/20/18	20,845	(19,923)	922
Bulgaria	BNP Paribas	2,100	1.00	(1)	9/20/18	14,121	(15,478)	(1,357)
Bulgaria	BNP Paribas	2,160	1.00	(1)	12/20/18	19,497	(16,344)	3,153
Bulgaria	Goldman Sachs International	3,220	1.00	(1)	9/20/18	21,652	(18,610)	3,042
Bulgaria	Goldman Sachs International	4,000	1.00	(1)	12/20/18	36,105	(33,703)	2,402

49

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Bulgaria	Goldman Sachs International	$2,000	1.00	%(1)	12/20/18	$18,164	$(17,184)	$980
China	Bank of America, N.A.	6,100	1.00	(1)	3/20/17	(83,464)	(68,757)	(152,221)
China	Barclays Bank PLC	10,076	1.00	(1)	3/20/17	(137,867)	(103,355)	(241,222)
China	Deutsche Bank AG	3,700	1.00	(1)	3/20/17	(50,626)	(36,069)	(86,695)
China	Deutsche Bank AG	4,300	1.00	(1)	3/20/17	(58,835)	(41,918)	(100,753)
China	JPMorgan Chase Bank, N.A.	10,200	1.00	(1)	3/20/18	(162,727)	91,053	(71,674)
Croatia	Barclays Bank PLC	10,960	1.00	(1)	3/20/20	798,834	(772,309)	26,525
Croatia	Barclays Bank PLC	5,480	1.00	(1)	3/20/20	399,417	(386,493)	12,924
Croatia	Barclays Bank PLC	5,480	1.00	(1)	3/20/20	399,417	(386,949)	12,468
Croatia	Barclays Bank PLC	5,480	1.00	(1)	3/20/20	399,417	(397,710)	1,707
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	46,801	(71,126)	(24,325)
Croatia	BNP Paribas	3,960	1.00	(1)	6/20/18	129,315	(197,718)	(68,403)
Croatia	BNP Paribas	3,340	1.00	(1)	3/20/20	243,440	(232,415)	11,025
Croatia	BNP Paribas	2,840	1.00	(1)	3/20/20	206,997	(205,668)	1,329
Croatia	BNP Paribas	3,250	1.00	(1)	3/20/20	236,881	(262,787)	(25,906)
Croatia	BNP Paribas	6,750	1.00	(1)	3/20/20	491,983	(545,036)	(53,053)
Croatia	Citibank, N.A.	1,500	1.00	(1)	12/20/17	35,100	(52,707)	(17,607)
Croatia	Citibank, N.A.	5,000	1.00	(1)	12/20/17	117,002	(179,755)	(62,753)
Croatia	Citibank, N.A.	1,913	1.00	(1)	3/20/18	53,588	(101,910)	(48,322)
Croatia	Citibank, N.A.	930	1.00	(1)	6/20/18	30,369	(47,239)	(16,870)
Croatia	Citibank, N.A.	1,270	1.00	(1)	6/20/18	41,472	(75,111)	(33,639)
Croatia	Citibank, N.A.	5,580	1.00	(1)	6/20/18	182,217	(325,849)	(143,632)
Croatia	Citibank, N.A.	2,020	1.00	(1)	3/20/20	147,230	(141,753)	5,477
Croatia	Citibank, N.A.	5,160	1.00	(1)	3/20/20	376,093	(378,480)	(2,387)
Croatia	Citibank, N.A.	1,210	1.00	(1)	6/20/20	95,634	(91,862)	3,772
Croatia	Citibank, N.A.	156	1.00	(1)	6/20/20	12,310	(11,546)	764
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	46,801	(70,462)	(23,661)
Croatia	Goldman Sachs International	3,000	1.00	(1)	3/20/19	145,849	(168,574)	(22,725)
Croatia	Goldman Sachs International	4,150	1.00	(1)	3/20/20	302,478	(300,840)	1,638
Croatia	Goldman Sachs International	2,670	1.00	(1)	3/20/20	194,606	(193,357)	1,249
Croatia	Goldman Sachs International	5,440	1.00	(1)	3/20/20	396,502	(439,951)	(43,449)
Croatia	Goldman Sachs International	2,100	1.00	(1)	6/20/20	165,976	(159,963)	6,013
Croatia	HSBC Bank USA, N.A.	2,822	1.00	(1)	3/20/18	79,051	(150,333)	(71,282)
Croatia	JPMorgan Chase Bank, N.A.	1,533	1.00	(1)	6/20/18	50,061	(90,739)	(40,678)
Croatia	Morgan Stanley & Co. International PLC	1,782	1.00	(1)	12/20/16	13,790	(41,265)	(27,475)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	32,409	(47,203)	(14,794)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	37,324	(58,128)	(20,804)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	58,501	(89,300)	(30,799)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	58,501	(91,028)	(32,527)

50

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Croatia	Morgan Stanley & Co. International PLC	$1,266	1.00	%(1)	3/20/18	$35,464	$(68,092)	$(32,628)
Croatia	Morgan Stanley & Co. International PLC	3,063	1.00	(1)	3/20/18	85,802	(148,406)	(62,604)
Croatia	Morgan Stanley & Co. International PLC	1,163	1.00	(1)	6/20/18	37,978	(71,847)	(33,869)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	6/20/18	81,638	(141,443)	(59,805)
Croatia	Morgan Stanley & Co. International PLC	2,745	1.00	(1)	6/20/18	89,639	(173,604)	(83,965)
Croatia	Nomura International PLC	6,600	1.00	(1)	3/20/18	184,881	(253,423)	(68,542)
Lebanon	Deutsche Bank AG	1,338	1.00	(1)	3/20/18	74,522	(103,971)	(29,449)
Lebanon	Deutsche Bank AG	5,130	1.00	(1)	3/20/18	285,722	(415,061)	(129,339)
Lebanon	Deutsche Bank AG	5,130	1.00	(1)	3/20/18	285,722	(415,211)	(129,489)
Lebanon	Goldman Sachs International	39,456	1.00	(1)	6/20/18	2,503,141	(3,340,613)	(837,472)
Lebanon	Goldman Sachs International	3,722	5.00	(1)	12/20/18	(227,207)	152,951	(74,256)
Lebanon	Goldman Sachs International	3,450	5.00	(1)	12/20/18	(210,603)	131,125	(79,478)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	59,957	(94,023)	(34,066)
Lebanon	JPMorgan Chase Bank, N.A.	1,300	5.00	(1)	12/20/17	(75,803)	22,310	(53,493)
Mexico	Bank of America, N.A.	1,900	1.00	(1)	6/20/22	59,554	(87,824)	(28,270)
Mexico	Barclays Bank PLC	1,000	1.00	(1)	6/20/22	31,344	(55,089)	(23,745)
Mexico	Barclays Bank PLC	12,800	1.00	(1)	6/20/23	524,446	(366,725)	157,721
Mexico	Citibank, N.A.	1,250	1.00	(1)	6/20/22	39,180	(59,330)	(20,150)
Mexico	Deutsche Bank AG	10,000	1.00	(1)	6/20/23	409,723	(259,331)	150,392
Philippines	Bank of America, N.A.	1,400	1.00	(1)	12/20/15	(8,820)	(2,496)	(11,316)
Philippines	Bank of America, N.A.	2,000	1.00	(1)	12/20/15	(12,599)	(3,343)	(15,942)
Philippines	Barclays Bank PLC	2,400	1.00	(1)	12/20/15	(15,119)	(6,090)	(21,209)
Philippines	Barclays Bank PLC	1,000	1.00	(1)	3/20/16	(8,280)	(3,552)	(11,832)
Philippines	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	(11,592)	(3,546)	(15,138)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(13,247)	(3,143)	(16,390)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(13,247)	(4,694)	(17,941)
Philippines	Barclays Bank PLC	2,100	1.00	(1)	3/20/16	(17,387)	(5,796)	(23,183)
Philippines	Barclays Bank PLC	2,500	1.00	(1)	3/20/16	(20,699)	(8,720)	(29,419)
Philippines	Citibank, N.A.	6,600	1.00	(1)	9/20/15	(28,365)	(14,177)	(42,542)
Philippines	Citibank, N.A.	2,000	1.00	(1)	3/20/16	(16,559)	(5,701)	(22,260)
Philippines	Credit Suisse International	8,100	1.00	(1)	12/20/16	(102,689)	(73,451)	(176,140)
Philippines	Deutsche Bank AG	1,000	1.00	(1)	12/20/15	(6,300)	(1,909)	(8,209)
Philippines	Deutsche Bank AG	1,300	1.00	(1)	12/20/15	(8,190)	(2,321)	(10,511)
Philippines	Deutsche Bank AG	2,300	1.00	(1)	12/20/15	(14,489)	(4,374)	(18,863)
Philippines	Goldman Sachs International	2,000	1.00	(1)	3/20/16	(16,559)	(5,865)	(22,424)
Philippines	Standard Chartered Bank	1,000	1.00	(1)	12/20/15	(6,300)	(1,597)	(7,897)
Philippines	Standard Chartered Bank	2,600	1.00	(1)	3/20/16	(21,527)	(8,055)	(29,582)
Poland	Bank of America, N.A.	6,200	1.00	(1)	9/20/19	(146,988)	91,379	(55,609)
Poland	Barclays Bank PLC	6,320	1.00	(1)	9/20/18	(149,782)	102,699	(47,083)

51

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Poland	Barclays Bank PLC	$3,164	1.00	%(1)	9/20/19	$(75,011)	$49,327	$(25,684)
Poland	Citibank, N.A.	693	1.00	(1)	9/20/19	(16,429)	10,529	(5,900)
Qatar	Bank of America, N.A.	540	1.00	(1)	6/20/19	(10,112)	11,260	1,148
Qatar	Bank of America, N.A.	540	1.00	(1)	6/20/19	(10,112)	10,608	496
Qatar	Barclays Bank PLC	9,791	1.00	(1)	12/20/18	(185,683)	116,843	(68,840)
Qatar	Barclays Bank PLC	1,200	1.00	(1)	3/20/19	(22,615)	14,399	(8,216)
Qatar	Barclays Bank PLC	2,130	1.00	(1)	9/20/22	(12,027)	18,405	6,378
Qatar	Barclays Bank PLC	3,600	1.00	(1)	9/20/23	(1,651)	14,599	12,948
Qatar	Barclays Bank PLC	7,680	1.00	(1)	9/20/23	(3,523)	5,558	2,035
Qatar	BNP Paribas	539	1.00	(1)	6/20/19	(10,093)	7,943	(2,150)
Qatar	Citibank, N.A.	2,020	1.00	(1)	6/20/19	(37,826)	38,965	1,139
Qatar	Deutsche Bank AG	539	1.00	(1)	6/20/19	(10,093)	7,487	(2,606)
Qatar	Deutsche Bank AG	1,740	1.00	(1)	6/20/19	(32,583)	24,169	(8,414)
Qatar	Goldman Sachs International	1,660	1.00	(1)	3/20/19	(31,284)	23,061	(8,223)
Qatar	Goldman Sachs International	3,330	1.00	(1)	3/20/19	(62,756)	38,942	(23,814)
Qatar	Goldman Sachs International	2,100	1.00	(1)	12/20/23	1,668	(6,201)	(4,533)
Qatar	Goldman Sachs International	1,730	1.00	(1)	9/20/24	7,763	1,391	9,154
Qatar	JPMorgan Chase Bank, N.A.	580	1.00	(1)	3/20/19	(10,930)	7,605	(3,325)
Qatar	JPMorgan Chase Bank, N.A.	510	1.00	(1)	6/20/19	(9,550)	10,648	1,098
Qatar	JPMorgan Chase Bank, N.A.	1,032	1.00	(1)	6/20/19	(19,325)	16,030	(3,295)
Qatar	JPMorgan Chase Bank, N.A.	1,520	1.00	(1)	6/20/19	(28,463)	20,496	(7,967)
Qatar	Nomura International PLC	620	1.00	(1)	3/20/19	(11,684)	7,433	(4,251)
Qatar	Nomura International PLC	1,540	1.00	(1)	3/20/19	(29,022)	19,045	(9,977)
Qatar	Nomura International PLC	5,380	1.00	(1)	9/20/24	24,142	17,318	41,460
Qatar	UBS AG	5,500	1.00	(1)	12/20/23	4,369	(16,457)	(12,088)
Russia	Barclays Bank PLC	4,800	1.00	(1)	9/20/22	763,874	(494,413)	269,461
Russia	Citibank, N.A.	25,456	1.00	(1)	9/20/22	4,051,076	(1,578,552)	2,472,524
Russia	Deutsche Bank AG	7,570	1.00	(1)	6/20/18	503,937	(84,203)	419,734
Russia	JPMorgan Chase Bank, N.A.	9,158	1.00	(1)	6/20/18	609,651	(100,689)	508,962
Russia	JPMorgan Chase Bank, N.A.	6,210	1.00	(1)	6/20/18	413,402	(70,083)	343,319
Russia	JPMorgan Chase Bank, N.A.	7,400	1.00	(1)	9/20/22	1,177,616	(460,109)	717,507
South Africa	Bank of America, N.A.	3,190	1.00	(1)	12/20/20	190,135	(76,033)	114,102
South Africa	Bank of America, N.A.	890	1.00	(1)	12/20/20	53,047	(19,339)	33,708
South Africa	Bank of America, N.A.	26,320	1.00	(1)	9/20/22	2,365,440	(1,526,306)	839,134
South Africa	Bank of America, N.A.	14,640	1.00	(1)	9/20/22	1,315,731	(766,585)	549,146
South Africa	Bank of America, N.A.	5,000	1.00	(1)	9/20/22	449,362	(276,841)	172,521
South Africa	Bank of America, N.A.	7,500	1.00	(1)	9/20/22	674,042	(547,220)	126,822
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/20	228,281	(87,883)	140,398
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/20	135,896	(49,360)	86,536
South Africa	Barclays Bank PLC	3,100	1.00	(1)	9/20/22	278,604	(194,204)	84,400
South Africa	BNP Paribas	3,100	1.00	(1)	9/20/22	278,604	(199,535)	79,069
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/20	285,202	(116,171)	169,031

52

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Credit Suisse International	$2,000	1.00	%(1)	12/20/20	$119,207	$(47,996)	$71,211
South Africa	Credit Suisse International	890	1.00	(1)	12/20/20	53,047	(20,562)	32,485
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/21	519,124	(210,908)	308,216
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/21	576,804	(274,661)	302,143
South Africa	Credit Suisse International	20,000	1.00	(1)	12/20/21	1,546,267	(1,240,099)	306,168
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/22	332,528	(280,320)	52,208
South Africa	Deutsche Bank AG	5,700	1.00	(1)	9/20/22	512,272	(413,325)	98,947
South Africa	Deutsche Bank AG	4,860	1.00	(1)	9/20/22	436,780	(353,931)	82,849
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/22	1,348,085	(1,092,986)	255,099
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/22	275,908	(216,670)	59,238
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/22	248,673	(196,413)	52,260
South Africa	HSBC Bank USA, N.A.	7,120	1.00	(1)	12/20/22	668,869	(481,457)	187,412
South Africa	HSBC Bank USA, N.A.	2,500	1.00	(1)	12/20/22	234,863	(178,143)	56,720
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/22	89,872	(57,287)	32,585
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/22	711,260	(552,882)	158,378
Spain	Bank of America, N.A.	2,400	1.00	(1)	9/20/20	(26,315)	(144,116)	(170,431)
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	(26,545)	(127,368)	(153,913)
Spain	Barclays Bank PLC	1,100	1.00	(1)	12/20/20	(10,709)	(63,159)	(73,868)
Spain	Barclays Bank PLC	3,900	1.00	(1)	12/20/20	(37,969)	(228,143)	(266,112)
Spain	Barclays Bank PLC	3,200	1.00	(1)	12/20/20	(31,154)	(268,483)	(299,637)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(36,633)	(303,336)	(339,969)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(36,633)	(341,682)	(378,315)
Spain	Barclays Bank PLC	5,000	1.00	(1)	3/20/22	(19,148)	(684,371)	(703,519)
Spain	Citibank, N.A.	7,900	1.00	(1)	12/20/16	(93,952)	(102,607)	(196,559)
Spain	Credit Suisse International	2,200	1.00	(1)	3/20/21	(18,781)	(201,027)	(219,808)
Spain	Credit Suisse International	5,000	1.00	(1)	6/20/21	(36,633)	(331,199)	(367,832)
Spain	Deutsche Bank AG	3,500	1.00	(1)	12/20/20	(34,075)	(234,811)	(268,886)
Spain	Deutsche Bank AG	10,730	1.00	(1)	6/20/22	(28,774)	(2,123,688)	(2,152,462)
Thailand	Bank of America, N.A.	1,000	1.00	(1)	3/20/16	(8,139)	(824)	(8,963)
Thailand	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	(11,394)	(1,714)	(13,108)
Thailand	Barclays Bank PLC	3,000	1.00	(1)	3/20/16	(24,416)	(496)	(24,912)
Thailand	Citibank, N.A.	6,900	1.00	(1)	3/20/18	(96,605)	1,900	(94,705)
Thailand	Goldman Sachs International	4,100	1.00	(1)	3/20/16	(33,369)	(6,067)	(39,436)
Thailand	Standard Chartered Bank	3,300	1.00	(1)	9/20/15	(14,347)	(3,352)	(17,699)
Tunisia	Barclays Bank PLC	1,970	1.00	(1)	9/20/17	50,245	(84,472)	(34,227)
Tunisia	Deutsche Bank AG	2,150	1.00	(1)	6/20/17	44,370	(76,866)	(32,496)
Tunisia	Deutsche Bank AG	3,800	1.00	(1)	6/20/17	78,422	(128,708)	(50,286)
Tunisia	Goldman Sachs International	2,100	1.00	(1)	9/20/17	53,561	(81,450)	(27,889)
Tunisia	Goldman Sachs International	2,250	1.00	(1)	9/20/17	57,387	(91,853)	(34,466)
Tunisia	Goldman Sachs International	2,100	1.00	(1)	9/20/17	53,561	(90,184)	(36,623)
Tunisia	JPMorgan Chase Bank, N.A.	4,520	1.00	(1)	9/20/17	115,284	(198,976)	(83,692)

53

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Tunisia	Morgan Stanley & Co. International PLC	$500	1.00	%(1)	6/20/17	$10,319	$(17,863)	$(7,544)
Tunisia	Nomura International PLC	3,400	1.00	(1)	12/20/17	102,912	(183,714)	(80,802)

						$30,144,811	$(30,720,311)	$(575,500)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2015, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $374,194,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Depreciation

Citibank, N.A.	LKR 550,020	Total Return on Sri Lanka Government Bond, 6.20% due 6/15/15	3-month USD-LIBOR-BBA +100 bp on $4,210,935 (Notional Amount) plus Notional Amount at termination date	6/17/15	$(82,422)

					$(82,422)

LKR	–	Sri Lankan Rupee

Cross-Currency Swaps
Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/Termination Date(1)	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	3-month USD-LIBOR-BBA on USD 393,590 plus TRY 700,000 at settlement date	6.97% on TRY 700,000 plus USD 393,590 at settlement date	8/19/13/ 8/18/21	$145,707
Citibank, N.A.	3-month USD-LIBOR-BBA on USD 7,199,971 plus TRY 10,951,156 at settlement date	8.23% on TRY 10,951,156 plus USD 7,199,971 at settlement date	8/19/13/ 9/3/20	3,042,954
Citibank, N.A.	3-month USD-LIBOR-BBA on USD 3,998,906 plus TRY 7,310,000 at settlement date	6.45% on TRY 7,310,000 plus USD 3,998,906 at settlement date	8/19/13/ 1/6/21	1,543,878
Citibank, N.A.	3-month USD-LIBOR-BBA on USD 3,216,309 plus TRY 5,133,229 at settlement date	8.23% on TRY 5,133,229 plus USD 3,216,309 at settlement date	8/19/13/ 2/25/21	1,360,491

54

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Cross-Currency Swaps (continued)
Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/Termination Date(1)	Net Unrealized Appreciation (Depreciation)

Citibank, N.A.	3-month USD-LIBOR-BBA on USD 3,093,923 plus TRY 5,600,000 at settlement date	6.26% on TRY 5,600,000 plus USD 3,093,923 at settlement date	8/19/13/ 10/18/21	$1,221,605
Credit Suisse International	3-month USD-LIBOR-BBA on USD 5,676,377 plus TRY 10,103,952 at settlement date	6.90% on TRY 10,103,952 plus USD 5,676,377 at settlement date	8/19/13/ 8/18/21	2,113,002
Deutsche Bank AG	3-month USD-LIBOR-BBA on USD 7,920,372 plus TRY 14,468,935 at settlement date	6.45% on TRY 14,468,935 plus USD 7,920,372 at settlement date	8/19/13/ 1/6/21	3,061,050
Deutsche Bank AG	3-month USD-LIBOR-BBA on USD 11,832,208 plus TRY 18,836,875 at settlement date	8.20% on TRY 18,836,875 plus USD 11,832,208 at settlement date	8/19/13/ 2/24/21	5,030,083
HSBC Bank USA, N.A.	3-month USD-LIBOR-BBA on USD 8,470,078 plus TRY 16,211,730 at settlement date	7.85% on TRY 16,211,730 plus USD 8,470,078 at settlement date	7/19/13/ 2/23/22	2,746,260
JPMorgan Chase Bank, N.A.	3-month USD-LIBOR-BBA on USD 15,429,922 plus TRY 29,548,300 at settlement date	7.86% on TRY 29,548,300 plus USD 15,429,922 at settlement date	7/19/13/ 7/21/21	4,328,190
JPMorgan Chase Bank, N.A.	10.76% on TRY 33,123,000 plus USD 15,550,704 at settlement date	3-month USD-LIBOR-BBA on USD 15,550,704 plus TRY 33,123,000 at settlement date	8/8/14/ 4/8/16	(3,033,434)

				$21,559,786

Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)	Portfolio Pays Floating Rate on Notional Amount (000’s omitted)	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

Deutsche Bank AG	CLF 524	CLP 12,606,276	6-month Sinacofi Chile Interbank Rate	1.00%	8/7/18	$740,890
Deutsche Bank AG	CLF 546	CLP 13,131,955	6-month Sinacofi Chile Interbank Rate	0.95	8/8/18	732,431
Goldman Sachs International	CLF 145	CLP 3,564,428	6-month Sinacofi Chile Interbank Rate	1.17	12/9/19	52,819

						$1,526,140

						Net Unrealized Appreciation (Depreciation)

						$23,085,926

CLF	–	Chilean Unidad de Fomento
CLP	–	Chilean Peso
TRY	–	New Turkish Lira
USD	–	United States Dollar

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

55

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Written options activity for the six months ended April 30, 2015 was as follows:

	Number of Contracts	Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Premiums Received

Outstanding, beginning of period	690	AUD	—	CAD	—	CNH	1,199,480	EUR	93,714	GBP	34,275	JPY	9,945,495	$15,864,773
Options written	221		158,186		56,549		—		216,185		43,726		3,655,410	36,282,346
Options exercised	—		(158,186)		(56,549)		(486,320)		(22,724)		—		—	(11,794,025)
Options expired	(690)		—		—		(297,360)		—		(34,275)		—	(4,387,255)

Outstanding, end of period	221	AUD	—	CAD	—	CNH	415,800	EUR	287,175	GBP	43,726	JPY	13,600,905	$35,965,839

AUD	–	Australian Dollar
CAD	–	Canadian Dollar
CNH	–	Yuan Renminbi Offshore
EUR	–	Euro
GBP	–	British Pound Sterling
JPY	–	Japanese Yen

At April 30, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into equity index futures contracts, equity index options and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter written options, swap contracts (other than centrally cleared swaps), forward foreign currency exchange contracts, forward commodity contracts and non-deliverable bond forward contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $130,525,527. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $10,370,176 at April 30, 2015.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA

56

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2015 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2015. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2015 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$—	$7,192,822	$57,615,472	$—	$64,808,294
Net unrealized depreciation*	224,033	113,001	631,726	—	6,395,003	7,363,763
Receivable for open forward commodity contracts	61,939	—	—	—	—	61,939
Receivable for open forward foreign currency exchange contracts	—	—	—	23,179,684	—	23,179,684
Receivable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	—	33,171,992	—	—	40,127,852	73,299,844
Receivable for open non-deliverable bond forward contracts	—	—	—	—	1,357,318	1,357,318

Total Asset Derivatives	$285,972	$33,284,993	$7,824,548	$80,795,156	$47,880,173	$170,070,842

Derivatives not subject to master netting or similar agreements	$224,033	$113,001	$631,726	$—	$6,395,003	$7,363,763

Total Asset Derivatives subject to master netting or similar agreements	$61,939	$33,171,992	$7,192,822	$80,795,156	$41,485,170	$162,707,079

57

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Written options outstanding, at value	$—	$—	$(6,957,639)	$(50,903,000)	$—	$(57,860,639)
Net unrealized depreciation*	(39,850)	—	(418,230)	—	(9,276,165)	(9,734,245)
Payable for open forward foreign currency exchange contracts	—	—	—	(47,764,748)	—	(47,764,748)
Payable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	—	(9,580,957)	—	(82,422)	(15,236,761)	(24,900,140)

Total Liability Derivatives	$(39,850)	$(9,580,957)	$(7,375,869)	$(98,750,170)	$(24,512,926)	$(140,259,772)

Derivatives not subject to master netting or similar agreements	$(39,850)	$—	$(418,230)	$—	$(9,276,165)	$(9,734,245)

Total Liability Derivatives subject to master netting or similar agreements	$—	$(9,580,957)	$(6,957,639)	$(98,750,170)	$(15,236,761)	$(130,525,527)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts and Centrally Cleared Swaps Contracts tables above. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for assets and pledged by the Portfolio (and Subsidiary) for liabilities as of April 30, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Australia and New Zealand Banking Group Limited	$6,863	$(6,863)	$—	$—	$—
Bank of America, N.A.	7,891,696	(4,909,104)	(2,527,166)	—	455,426
Barclays Bank PLC	6,690,896	(1,346,483)	—	(5,344,413)	—
BNP Paribas	11,257,173	(11,257,173)	—	—	—
Citibank, N.A.	38,532,633	(22,045,511)	—	(16,487,122)	—
Credit Suisse International	5,631,953	(336,401)	(5,295,552)	—	—
Deutsche Bank AG	31,883,843	(22,847,505)	(9,036,338)	—	—
Goldman Sachs International	37,536,859	(36,337,950)	(1,198,909)	—	—
HSBC Bank USA, N.A.	3,794,752	(1,943,636)	(1,375,489)	—	475,627
JPMorgan Chase Bank, N.A.	9,095,370	(8,975,182)	—	(120,188)	—
Merrill Lynch International	44,945	—	—	—	44,945
Morgan Stanley & Co. International PLC	910,535	(910,535)	—	—	—
Nomura International PLC	1,254,919	(1,254,919)	—	—	—
Standard Chartered Bank	7,928,243	(7,928,243)	—	—	—
The Bank of Nova Scotia	242,030	—	—	—	242,030
UBS AG	4,369	—	—	—	4,369

	$162,707,079	$(120,099,505)	$(19,433,454)	$(21,951,723)	$1,222,397

58

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(1,771,479)	$6,863	$950,022	$—	$(814,594)
Bank of America, N.A.	(4,909,104)	4,909,104	—	—	—
Barclays Bank PLC	(1,346,483)	1,346,483	—	—	—
BNP Paribas	(11,528,298)	11,257,173	271,125	—	—
Citibank, N.A.	(22,045,511)	22,045,511	—	—	—
Credit Suisse International	(336,401)	336,401	—	—	—
Deutsche Bank AG	(22,847,505)	22,847,505	—	—	—
Goldman Sachs International	(36,337,950)	36,337,950	—	—	—
HSBC Bank USA, N.A.	(1,943,636)	1,943,636	—	—	—
JPMorgan Chase Bank, N.A.	(8,975,182)	8,975,182	—	—	—
Morgan Stanley & Co. International PLC	(5,311,742)	910,535	4,401,207	—	—
Nomura International PLC	(2,314,821)	1,254,919	990,023	—	(69,879)
Standard Bank PLC	(2,114,163)	—	850,020	—	(1,264,143)
Standard Chartered Bank	(8,743,252)	7,928,243	—	—	(815,009)

	$(130,525,527)	$120,099,505	$7,462,397	$—	$(2,963,625)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to repurchase and reverse repurchase agreements at April 30, 2015 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2015 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$—	$—	$(2,213,782)	$(8,156,971)	$—
Futures contracts	(225,588)	—	2,408,319	—	(18,461,108)
Written options	—	—	1,833,793	14,347,487	—
Swap contracts	—	(3,345,521)	699,994	106,004	(3,100,076)
Forward commodity contracts	1,189,320	—	—	—	—
Foreign currency and forward foreign currency exchange contract transactions	—	—	—	110,274,153	—
Non-deliverable bond forward contracts	—	—	—	—	1,380,425

Total	$963,372	$(3,345,521)	$2,728,324	$116,570,673	$(20,180,759)

59

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Change in unrealized appreciation (depreciation) —
Investments	$—	$—	$3,213,847	$21,218,800	$—
Futures contracts	(834,937)	—	(2,732,596)	—	(43,298)
Written options	—	—	(3,227,430)	(15,506,311)	—
Swap contracts	—	5,281,284	(187,099)	(248,283)	11,084,692
Forward commodity contracts	(1,326,336)	—	—	—	—
Foreign currency and forward foreign currency exchange contracts	—	—	—	(55,546,836)	—
Non-deliverable bond forward contracts	—	—	—	—	1,357,318

Total	$(2,161,273)	$5,281,284	$(2,933,278)	$(50,082,630)	$12,398,712

The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2015, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Commodity Contracts	Forward Foreign Currency Exchange Contracts	Non-deliverable Bond Forward Contracts	Swap Contracts

$109,577,000	$1,159,585,000	$14,110,000	$2,732,507,000	$205,087,000	$5,012,548,000

The average principal amount of purchased currency options contracts and average number of purchased index options contracts outstanding during the six months ended April 30, 2015, which are indicative of the volume of these derivative types, were approximately $867,783,000 and 1,811 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2015.

7  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of April 30, 2015 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest

Barclays Bank PLC	6/25/14	On Demand	(1.85)%	$1,411,273	$1,411,273
Barclays Bank PLC	3/23/15	On Demand	(1.85)	2,276,930	2,276,930
Barclays Bank PLC	4/10/15	On Demand	(0.33)	14,450,005	14,450,005
Citibank, N.A.	2/6/15	On Demand	(1.00)	1,890,600	1,890,600
JPMorgan Chase Bank, N.A.	4/6/15	On Demand	(0.25)	711,969	711,969
JPMorgan Chase Bank, N.A.	4/6/15	On Demand	(0.75)	2,512,133	2,512,133
JPMorgan Chase Bank, N.A.	4/21/15	On Demand	(0.50)	15,464,238	15,464,238
JPMorgan Chase Bank, N.A.	4/22/15	On Demand	(1.00)	11,447,728	11,447,728

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

60

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

For the six months ended April 30, 2015, the average borrowings under settled reverse repurchase agreements and the average annual interest rate were approximately $60,060,000 and (1.68)%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2015. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2015.

Repurchase agreements and reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral received and/or pledged by the Portfolio as of April 30, 2015.

Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Net Amount(b)

Bank of America, N.A.	$5,626,395	$—	$(5,423,066)	$203,329

	$5,626,395	$—	$(5,423,066)	$203,329

Counterparty	Reverse Repurchase Agreements	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(c)

Barclays Bank PLC	$(18,138,208)	$—	$18,138,208	$—
Citibank, N.A.	(1,890,600)	—	1,890,600	—
JPMorgan Chase Bank, N.A.	(30,136,068)	—	30,136,068	—

	$(50,164,876)	$—	$50,164,876	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

8  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

61

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

At April 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Foreign Government Bonds	$—	$1,251,819,502	$—	$1,251,819,502
Foreign Corporate Bonds	—	88,905,519	—	88,905,519
Sovereign Loans (Less Unfunded Loan Commitments)	—	—	2,622,418	2,622,418
Collateralized Mortgage Obligations	—	15,663,784	—	15,663,784
Common Stocks	—	30,251,238 **	—	30,251,238
Investment Funds	—	9,222,209	—	9,222,209
Currency Put Options Purchased	—	57,615,472	—	57,615,472
Call Options Purchased	—	7,192,822	—	7,192,822
Short-Term Investments
Foreign Government Securities	—	104,162,314	—	104,162,314
U.S. Treasury Obligations	—	25,000,345	—	25,000,345
Repurchase Agreements	—	5,626,395	—	5,626,395
Other	—	201,291,580	—	201,291,580

Total Investments	$—	$1,796,751,180	$2,622,418	$1,799,373,598

Forward Commodity Contracts	$—	$61,939	$—	$61,939
Forward Foreign Currency Exchange Contracts	—	23,179,684	—	23,179,684
Non-deliverable Bond Forward Contracts	—	1,357,318	—	1,357,318
Futures Contracts	262,787	631,726	—	894,513
Swap Contracts	—	79,928,320	—	79,928,320

Total	$262,787	$1,901,910,167	$2,622,418	$1,904,795,372

Liability Description

Currency Put Options Written	$—	$(50,903,000)	$—	$(50,903,000)
Call Options Written	—	(6,957,639)	—	(6,957,639)
Securities Sold Short	—	(5,267,406)	—	(5,267,406)
Forward Foreign Currency Exchange Contracts	—	(47,764,748)	—	(47,764,748)
Futures Contracts	(5,629,315)	(397,885)	—	(6,027,200)
Swap Contracts	—	(28,607,185)	—	(28,607,185)

Total	$(5,629,315)	$(139,897,863)	$—	$(145,527,178)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2015 is not presented. At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

62

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•	Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

63

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Global Macro Absolute Return Advantage Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Global Macro Absolute Return Advantage Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund and the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund and the Portfolio, including the provision of administrative services.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The

64

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s general market exposures, either by investing in specific securities or through the use of certain derivatives.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one- and three-year periods ended September 30, 2014 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by EVM pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

65

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2015

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Advantage Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Global Macro Absolute Return Advantage Portfolio

Eric A. Stein

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Advantage Fund and Global Macro Absolute Return Advantage Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

66

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

67

This Page Intentionally Left Blank

Investment Adviser of Global Macro Absolute Return Advantage Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7772 4.30.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Absolute Return Advantage Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 19, 2015

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 19, 2015